UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
For the Six-Months Ended September 30, 2023

Osterweis Fund
Osterweis Strategic Income Fund
Osterweis Growth & Income Fund
Osterweis Emerging Opportunity Fund
Osterweis Total Return Fund
Osterweis Short Duration Credit Fund
Osterweis Sustainable Credit Fund

Important Notice:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Funds’ website at www.osterweis.com/literature, and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

If you would like to receive paper copies and have not done so already, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary or, if you invest directly with the Osterweis Funds, calling (866) 236-0050. Your election to receive paper reports will apply to all funds held within your account(s).

Disclosures

Past performance does not guarantee future results. This commentary contains the current opinions of the authors as of the referenced date, which are subject to change at any time. This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy, or investment product. Information contained herein has been obtained from sources believed to be reliable but is not guaranteed.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments for complete fund holdings.

No part of this document may be reproduced in any form, or referred to in any other publication, without the express written permission of Osterweis Capital Management.

Consumer Price Index (CPI) reflects the weighted average of prices of a basket of consumer goods and services, such as transportation, food, and medical care.

The fed funds rate is the rate at which depository institutions (banks) lend their reserve balances to other banks on an overnight basis.

West Texas Intermediate (WTI) is a light, sweet crude oil that serves as one of the main global oil benchmarks.

The S&P 500 Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.

The Bloomberg U.S. Aggregate Bond Index (Agg) is widely regarded as the standard for measuring U.S. investment grade bond market performance. The Bloomberg U.S. Aggregate Bond 1–3 Year Index is the 1-3 Year segment of the Agg.

The 60/40 blend is composed of 60% S&P 500 and 40% Agg and assumes monthly rebalancing.

The ICE 0-2 Yr Duration BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3 with a duration-to-worst of less than two years.

The ICE BofA Single-B U.S. High Yield Index is a subset of ICE BofA U.S. High Yield Index including all securities rated B1 through B3.

The Russell 2000 Growth Index (Russell 2000G) is a market-capitalization-weighted index representing the small cap growth segment of U.S. equities.

These indices reflect the reinvestment of dividends and/or interest income. These indices do not incur expenses except where noted and are not available for investment.

All currency figures are shown in USD.

Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. Fixed income securities with longer durations generally have more volatile prices than those of comparable quality with shorter durations.

Treasuries (including bonds, notes, and bills) are securities sold by the federal government to consumers and investors to fund its operations. They are all backed by “the full faith and credit of the United States government” and thus are considered free of default risk.

Investment grade and non-investment grade (high yield) categories are determined by credit ratings from Standard and Poor’s and Moody’s, which are private independent rating services that assign grades to bonds to represent their credit quality. The issues are evaluated based on such factors as the bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Standard and Poor’s ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. Moody’s ratings are expressed as letters and numbers ranging from ‘Aaa’, which is the highest grade, to ‘C’, which is the lowest grade. A Standard and Poor’s rating of BBB- or higher is considered investment grade. A Moody’s rating of Baa3 or higher is considered investment grade. A Standard and Poor’s rating below BBB- is considered non-investment grade. A Moody’s rating below Baa3 is considered non-investment grade.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s (S&P), a division of The McGraw-Hill Companies, Inc. and is licensed for use by Osterweis Capital Management.

Neither MSCI, S&P, nor any other party involved in making or compiling the GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS, or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits), even if notified of the possibility of such damages.

Any ICE index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Osterweis Capital Management. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See https://www.osterweis.com/glossary for a full copy of the Disclaimer.

Source for any Bloomberg index is Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg owns all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

This document must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including objectives, risks, charges and expenses.

Osterweis Capital Management is the adviser to the Osterweis Funds, which are distributed by Quasar Distributors, LLC. [OCMI-457875-2023-11-15]

Table of Contents

Letter from the Investment Teams	2
Standardized Performance Summary	4
Sector Allocations	5
Schedule of Investments
Osterweis Fund	8
Osterweis Strategic Income Fund	9
Osterweis Growth & Income Fund	15
Osterweis Emerging Opportunity Fund	20
Osterweis Total Return Fund	22
Osterweis Short Duration Credit Fund	25
Osterweis Sustainable Credit Fund	26
Financial Statements
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets
Osterweis Fund	31
Osterweis Strategic Income Fund	32
Osterweis Growth & Income Fund	33
Osterweis Emerging Opportunity Fund	34
Osterweis Total Return Fund	35
Osterweis Short Duration Credit Fund	36
Osterweis Sustainable Credit Fund	37
Financial Highlights
Osterweis Fund	38
Osterweis Strategic Income Fund	39
Osterweis Growth & Income Fund	40
Osterweis Emerging Opportunity Fund	41
Osterweis Total Return Fund	42
Osterweis Short Duration Credit Fund	43
Osterweis Sustainable Credit Fund	44
Notes to Financial Statements	45
Expense Examples	60
Additional Information	62
Approval of Investment Advisory Agreements	63
Statement Regarding Liquidity Risk Management Program	67
Privacy Notice	68

Letter from the Investment Teams

October 15, 2023

The past two fiscal quarters have been a bit of a rollercoaster for investors. At the conclusion of the first fiscal quarter, optimism was high and markets were firmly in the black. Persistent rate hikes seemed to be taming inflation without slowing the economy or dramatically raising unemployment, and it appeared that the Fed’s elusive soft landing might happen.

However, sentiment shifted significantly during the second fiscal quarter, and by the end of the period most major markets were negative. Although CPI continued to fall, with the August release reporting a 3.7% year-over-year increase (far lower than the eye-popping 8.3% from August 2022), the quarter produced a litany of other worrying developments from an inflation standpoint:

1)	Oil prices soared due to tightening supply, with West Texas Intermediate (WTI) climbing from just $70 at the end of June to as high as $91 in the middle of September;

2)	A long simmering trade battle between the U.S. and Europe on one side and China on the other escalated further;

3)	The United Auto Workers (UAW) called the biggest strike in decades, with the UAW walking out on several of the Detroit Three automakers’ plants and threatening to widen the strike.

The net effect of significantly higher oil prices, a worsening trade war with China, and a large and potentially widening labor strike could very well mean renewed and persistent inflation. The soft landing that seemed tantalizingly close at the end of the first fiscal quarter may now be in jeopardy.

Given the strong economy and risk of persistent inflation, the Fed announced a “hawkish pause” at the end of September, keeping the fed funds rate at an elevated 5.25-5.50%, as was widely expected. However, the Fed’s updated “dot plot” that forecasts future interest rates indicated most Fed participants support hiking the rate once more in 2023 to 5.50-5.75%, and the Fed now anticipates holding interest rates higher for longer due to the risk of elevated and persistent inflation.

As a result, Treasury yields spiked in the second fiscal quarter, with the all-important 10-year Treasury trading near 5%, the highest yield (and lowest price) since 2007. As one would expect, equities also reversed their gains from the first fiscal quarter, as the market digested the possibility of persistently high interest rates.

As always, predicting the near-term path of the economy, inflation, and interest rates is fraught with uncertainty. In fact, earlier in 2023 virtually every professional economist thought the U.S. was headed into a recession, and the question was simply one of timing — whether the economy would go into recession in mid-2023, late 2023, or early 2024. As noted above, however, the economy appears quite healthy at the moment.

Therefore, we make economic (and company-level) projections with great humility, acknowledging that the range of potential outcomes is wide. From our vantage point, a soft landing is still possible, especially if the Fed’s more hawkish projection is merely jawboning, with the intended effect of dampening demand to help tamp down inflation without having to actually raise interest rates. Recent wage gains in excess of inflation and low unemployment mean that the average consumer is actually in decent shape, further greasing the wheels for a potential soft landing. Furthermore, savers’ ability to generate a real return on cash for the first time in years — due to higher interest rates — creates added income for well-capitalized companies and consumers. Lastly, companies and consumers who locked in debt at historically low rates the past few years may well be shielded from higher rates for now.

However, we think it is equally possible that elevated interest rates materially reduce demand across the economy and send us into a recession. This possibility becomes more acute the longer high interest rates persist.

Looking forward, the optimist in us takes comfort in the resilience of the American consumer, who drives roughly 70% of economic activity. However, our pessimistic side keeps us paranoid and thinking about the potential risks ahead.

Letter from the Investment Teams

We invite you visit www.osterweis.com for more information about each fund, including our latest market commentary as well as our portfolio holdings and fund performance. If you would like to receive our quarterly shareholder letters by email, please sign up online, email us at contact@osterweis.com, or call (800) 700-3316.

Sincerely,

John Osterweis	Carl Kaufman
Chairman & Co-CIO –	Co-CEO, Managing Director of
Core Equity	Fixed Income &
CIO – Strategic Income

____________________

This commentary contains the current opinions of the author as of the date above, which are subject to change at any time. This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed.

Osterweis Funds | Fund Overview (Unaudited)

Average Annual Total Returns
Periods Ended September 30, 2023
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.	15 Yr.	(October 1, 1993)
Osterweis Fund	1.53%	14.34%	4.48%	7.83%	6.87%	8.03%	9.79%
S&P 500 Index	5.18	21.62	10.15	9.92	11.91	11.28	9.81
Gross Expense Ratio as of 3/31/2023: 0.97% [1]
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.	15 Yr.	(August 30, 2002)
Osterweis Strategic Income Fund	4.19%	11.20%	3.61%	3.34%	3.81%	5.45%	5.94%
Bloomberg U.S. Aggregate Bond Index	-4.05	0.64	-5.21	0.10	1.13	2.53	3.03
Gross Expense Ratio as of 3/31/2023: 0.86% [1]
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.		(August 31, 2010)
Osterweis Growth & Income Fund	0.71%	10.00%	5.19%	6.23%	6.12%		8.19%
60% S&P 500 Index/40% Bloomberg
U.S. Aggregate Bond Index	1.47	13.01	4.01	6.27	7.74		8.85
S&P 500 Index	5.18	21.62	10.15	9.92	11.91		13.56
Bloomberg U.S. Aggregate Bond Index	-4.05	0.64	-5.21	0.10	1.13		1.52
Gross Expense Ratio as of 3/31/2023: 0.94%[1]
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.		(October 1, 2012)
Osterweis Emerging Opportunity Fund	0.55%	13.71%	-0.38%	6.44%	10.67%		13.00%
Russell 2000 Growth Index	-0.78	9.59	1.09	1.55	6.72		8.86
Gross/Net Expense Ratio as of 3/31/2023: 1.25%/1.13% [1,2]
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.			(December 30, 2016)
Osterweis Total Return Fund	-3.04%	0.57%	-2.27%	0.57%			1.37%
Bloomberg U.S. Aggregate Bond Index	-4.05	0.64	-5.21	0.10			0.35
Gross Expense Ratio as of 3/31/2023: 0.68% [1]
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.		(May 31, 2011)
Osterweis Short Duration Credit Fund	-1.69%	-0.38%	-0.80%	-0.02%	1.48%		1.76%
Bloomberg U.S. Aggregate Bond Index	-4.05	0.64	-5.21	0.10	1.13		1.47
ICE BofA 0-2Yr Duration BB-B
High Yield Constrained Index	3.76	8.93	3.38	3.01	3.47		3.81
Gross Expense Ratio as of 3/31/2023: 0.99% [1]
							Since Inception
	Six Months	1 Yr.	3 Yr.				(May 31, 2019)
Osterweis Sustainable Credit Fund	-1.10%	0.43%	-0.24%				-0.80%
Bloomberg U.S. Aggregate Bond Index	-4.05	0.64	-5.21				-1.33
ICE BofA Single-B U.S. HY Index	2.81	11.35	1.90				2.33
Gross/Net Expense Ratio as of 3/31/2023: 3.00%/0.99% [1,3]

[1]	As of most recent Prospectus dated June 30, 2023. Please see the Fund’s Financial Highlights in this report for the most recent expense ratio.
[2]	The Adviser has contractually agreed to waive certain fees through June 30, 2024. The net expense ratio is applicable to investors.
[3]	The Adviser has contractually agreed to waive certain fees through October 10, 2024. The net expense ratio is applicable to investors.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 236-0050.

Osterweis Funds | Sector Allocations (Unaudited)

Osterweis Fund

Sector Allocation (% of Net Assets) (Unaudited)

Osterweis Strategic Income Fund

Asset/Sector Allocation (% of Net Assets) (Unaudited) 2

Osterweis Growth & Income Fund

Asset/Sector Allocation (% of Net Assets) (Unaudited) 2

[1]	Cash, cash equivalents and other assets less liabilities.
[2]	Equities are classified by GICS sector. Bonds are classified by bond type.
[3]	Does not round to 0.1%.

Osterweis Funds | Sector Allocations (Unaudited) (Continued)

Osterweis Emerging Opportunity Fund

Sector Allocation (% of Net Assets) (Unaudited)

Osterweis Total Return Fund

Asset Allocation (% of Net Assets) (Unaudited)

[1]	Cash, cash equivalents and other assets less liabilities.

Osterweis Funds | Sector Allocations (Unaudited) (Continued)

Osterweis Short Duration Credit Fund

Asset/Sector Allocation (% of Net Assets) (Unaudited)

Osterweis Sustainable Credit Fund

Asset/Sector Allocation (% of Net Assets) (Unaudited)

[1]	Cash, cash equivalents and other assets less liabilities.

Osterweis Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 93.5%

Aerospace & Defense: 7.7%
78,620	Airbus SE – ADR	$2,630,625
27,730	L3Harris Technologies, Inc.	4,828,348
69,760	Safran SA – ADR	2,730,407
		10,189,380
Broadline Retail: 4.0%
42,005	Amazon.com, Inc. [1]	5,339,676

Chemicals: 3.5%
11,250	Air Products & Chemicals, Inc.	3,188,250
3,875	Linde PLC	1,442,856
		4,631,106
Commercial Services & Supplies: 3.0%
29,795	Waste Connections, Inc.	4,001,468

Consumer Staples Distribution & Retail: 5.8%
61,380	Sysco Corp.	4,054,149
32,995	Target Corp.	3,648,257
		7,702,406
Electrical Equipment: 2.5%
22,210	AMETEK, Inc.	3,281,750

Financial Services: 3.2%
18,730	Visa, Inc. – Class A	4,308,087

Ground Transportation: 4.1%
6,615	Old Dominion Freight Line, Inc.	2,706,461
13,530	Union Pacific Corp.	2,755,114
		5,461,575
Health Care Equipment & Supplies: 7.5%
14,390	Becton Dickinson & Co.	3,720,247
90,495	Boston Scientific Corp. [1]	4,778,136
7,455	Teleflex, Inc.	1,464,236
		9,962,619
Industrial REITs: 3.0%
23,835	EastGroup Properties, Inc.	3,969,243

Insurance: 5.4%
47,575	Brown & Brown, Inc.	3,322,638
28,270	The Progressive Corp.	3,938,011
		7,260,649
Interactive Media & Services: 5.8%
58,645	Alphabet, Inc. – Class C [1]	7,732,343

IT Services: 1.8%
7,905	Accenture PLC – Class A	2,427,705

Life Sciences Tools & Services: 6.8%
17,545	Agilent Technologies, Inc.	1,961,882
172,380	Avantor, Inc. [1]	3,633,770
13,750	Danaher Corp.	3,411,375
		9,007,027
Personal Care Products: 2.2%
148,588	Kenvue, Inc.	2,983,647

Semiconductors & Semiconductor Equipment: 8.6%
27,006	Advanced Micro Devices, Inc. [1]	2,776,757
17,850	Analog Devices, Inc.	3,125,356
19,589	Applied Materials, Inc.	2,712,097
40,800	Micron Technology, Inc.	2,775,624
		11,389,834
Software: 13.7%
10,445	Adobe, Inc. [1]	5,325,905
33,829	Microsoft Corp.	10,681,507
4,828	Synopsys, Inc. [1]	2,215,907
		18,223,319
Specialized REITs: 1.9%
31,130	Lamar Advertising Co. – Class A	2,598,421

Specialty Retail: 3.0%
35,810	Ross Stores, Inc.	4,044,740

Total Common Stocks
(Cost $86,521,817)		124,514,995

Short-Term Investments: 4.1%

Money Market Funds: 4.1%
5,504,489	Federated Hermes U.S. Treasury
	Cash Reserves – Class I, 5.206% [2]	5,504,489
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,504,489)		5,504,489
TOTAL INVESTMENTS IN SECURITIES: 97.6%
(Cost $92,026,306)		130,019,484
Other Assets in Excess of Liabilities: 2.4%		3,158,042
TOTAL NET ASSETS: 100.0%		$133,177,526

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 3.3%

Consumer Staples Distribution & Retail: 2.5%
4,649,942	Southeastern Grocers, Inc. [1,7]	$117,411,036
61,582,000	Tops Holding, Litigation
	Trust Proceeds [1,7,8]	46,248
		117,457,284
Metals & Mining: 0.8%
705	Real Alloy Holding, Inc. [1,7]	39,455,920

Total Common Stocks
(Cost $99,169,632)		156,913,204

Convertible Preferred Stocks: 0.9%

Ground Transportation: 0.9%
490,000	Daseke, Inc., 7.630% [4,7]	40,452,440

Total Convertible Preferred Stocks
(Cost $49,000,000)		40,452,440

Contracts
WARRANT: 0.0%

Trading Companies & Distributors: 0.0%
1,601,250	Avation PLC,
	(Expiration date 10/31/2026,
	Exercise Price 114.5 GBP) [1]	976,848

Total Warrant
(Cost $–)		976,848

Principal
Amount
Corporate Bonds: 81.9%

Automobile Components: 5.5%
	Adient Global Holdings Ltd.
$12,650,000	7.000%, 04/15/2028 [2]	12,561,494
	American Axle & Manufacturing, Inc.
17,428,000	6.250%, 03/15/2026	16,924,712
9,260,000	6.500%, 04/01/2027	8,801,284
40,000,000	6.875%, 07/01/2028	36,351,400
	Patrick Industries, Inc.
51,339,000	7.500%, 10/15/2027 [2]	49,211,769
	Real Hero Merger Sub 2, Inc.
54,702,000	6.250%, 02/01/2029 [2]	42,269,215
	The Goodyear Tire & Rubber Co.
78,511,000	9.500%, 05/31/2025	79,766,848
14,500,000	5.000%, 07/15/2029	12,508,384
		258,395,106
Automobiles: 1.7%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	10,290,051
	Ford Motor Credit Co. LLC
53,252,000	5.584%, 03/18/2024	52,969,956
10,000,000	4.687%, 06/09/2025	9,619,834
	Thor Industries, Inc.
10,000,000	4.000%, 10/15/2029 [2]	8,250,000
		81,129,841
Beverages: 0.4%
	Primo Water Holdings, Inc.
19,700,000	4.375%, 04/30/2029 [2]	16,864,776

Building Products: 1.3%
	Griffon Corp.
60,288,000	5.750%, 03/01/2028	54,794,630
	PGT Innovations, Inc.
5,000,000	4.375%, 10/01/2029	4,615,907
		59,410,537
Capital Markets: 1.9%
	Ares Capital Corp.
40,357,000	4.200%, 06/10/2024	39,634,731
	Oppenheimer Holdings, Inc.
50,650,000	5.500%, 10/01/2025	48,949,173
		88,583,904
Chemicals: 1.4%
	Consolidated Energy Finance SA
39,500,000	5.625%, 10/15/2028 [2]	32,675,980
	INEOS Quattro Finance 2 PLC
37,474,000	3.375%, 01/15/2026 [2]	34,177,278
		66,853,258
Commercial Services & Supplies: 1.6%
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026 [2]	10,584,890
19,750,000	4.750%, 06/15/2029 [2]	17,580,020
	Pitney Bowes, Inc.
64,620,000	7.250%, 03/15/2029 [2]	47,489,238
		75,654,148
Computers & Peripherals: 2.5%
	CPI Acquisition, Inc.
50,543,000	8.625%, 03/15/2026 [2]	49,843,232
	Xerox Holdings Corp.
70,000,000	5.000%, 08/15/2025 [2]	66,561,306
		116,404,538
Construction & Engineering: 4.3%
	APi Group DE, Inc.
39,750,000	4.125%, 07/15/2029 [2]	33,453,204

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Construction & Engineering: 4.3% (Continued)
	Global Infrastructure Solutions, Inc.
$51,157,000	5.625%, 06/01/2029 [2]	$42,216,035
	Great Lakes Dredge & Dock Corp.
25,832,000	5.250%, 06/01/2029 [2]	21,220,430
	New Enterprise Stone
	& Lime Co., Inc.
46,500,000	5.250%, 07/15/2028 [2]	41,785,143
	Tutor Perini Corp.
72,415,000	6.875%, 05/01/2025 [2]	66,362,562
		205,037,374
Consumer Finance: 5.5%
	Ally Financial, Inc.
44,963,000	1.450%, 10/02/2023	44,963,000
14,820,000	3.875%, 05/21/2024	14,547,023
	Bread Financial Holdings, Inc.
15,832,000	4.750%, 12/15/2024 [2]	15,461,573
49,250,000	7.000%, 01/15/2026 [2]	46,181,421
	Enova International, Inc.
4,960,000	8.500%, 09/01/2024 [2]	4,940,482
68,837,000	8.500%, 09/15/2025 [2]	67,361,479
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028 [2]	13,308,258
19,500,000	5.625%, 01/01/2030 [2]	17,566,920
	OneMain Finance Corp.
29,957,000	8.250%, 10/01/2023	29,957,000
6,777,000	6.125%, 03/15/2024	6,761,801
		261,048,957
Consumer Staples Distribution & Retail: 4.3%
	C&S Group Enterprises LLC
45,765,000	5.000%, 12/15/2028 [2]	34,845,402
	KeHE Distributors LLC /
	KeHE Finance Corp.
62,262,000	8.625%, 10/15/2026 [2]	62,509,955
	Performance Food Group, Inc.
19,500,000	4.250%, 08/01/2029 [2]	16,868,733
	SEG Holding LLC / SEG Finance Corp.
29,087,000	5.625%, 10/15/2028 [2]	29,177,259
	United Natural Foods, Inc.
50,549,000	6.750%, 10/15/2028	38,601,744
	US Foods, Inc.
23,384,000	4.750%, 02/15/2029 [2]	20,927,172
		202,930,265
Discontinued: 1.9%
	Nationstar Mortgage Holdings, Inc.
24,680,000	5.500%, 08/15/2028 [2]	21,796,993
9,500,000	5.125%, 12/15/2030 [2]	7,725,567
18,000,000	5.750%, 11/15/2031 [2]	14,915,158
	United Wholesale Mortgage LLC
24,680,000	5.500%, 11/15/2025 [2]	23,469,160
7,000,000	5.750%, 06/15/2027 [2]	6,343,645
20,820,000	5.500%, 04/15/2029 [2]	17,618,717
		91,869,240
Distributors: 0.5%
	American Builders & Contractors
	Supply Co., Inc.
30,116,000	3.875%, 11/15/2029 [2]	25,127,378

Diversified Consumer Services: 0.1%
	Carriage Services, Inc.
7,800,000	4.250%, 05/15/2029 [2]	6,681,549

Diversified Telecommunication Services: 0.6%
	Level 3 Financing, Inc.
29,755,000	10.500%, 05/15/2030 [2]	29,975,248

Electrical Equipment: 0.5%
	GrafTech Global Enterprises, Inc.
23,500,000	9.875%, 12/15/2028 [2]	22,295,625

Entertainment: 0.4%
	Banijay Entertainment SASU
19,500,000	8.125%, 05/01/2029 [2]	19,367,888

Financial Services: 2.2%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
17,000,000	1.150%, 10/29/2023	16,936,008
	Aviation Capital Group LLC
5,500,000	5.500%, 12/15/2024 [2]	5,409,770
	Burford Capital Global Finance LLC
25,489,000	6.250%, 04/15/2028 [2]	23,532,842
	HAS Capital Income
	Opportunity Fund II
21,807,000	8.000%, 12/31/2024
	(Acquisition dates 06/10/2026,
	09/19/2016) [2,5,7]	10,958,192
	Nationstar Mortgage Holdings, Inc.
13,250,000	5.000%, 02/01/2026 [2]	12,388,881
	PennyMac Financial Services, Inc.
56,030,000	5.375%, 10/15/2025 [2]	53,325,712
		105,615,397
Food Products: 0.6%
	Simmons Foods, Inc. / Simmons
	Prepared Foods, Inc./Simmons
	Pet Food, Inc. / Simmons Feed
35,438,000	4.625%, 03/01/2029 [2]	29,115,946

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Ground Transportation: 0.5%
	XPO Escrow Sub LLC
$24,500,000	7.500%, 11/15/2027 [2]	$24,811,762

Health Care Providers & Services: 0.8%
	AMN Healthcare, Inc.
8,000,000	4.625%, 10/01/2027 [2]	7,238,560
	Owens & Minor, Inc.
36,210,000	4.500%, 03/31/2029 [2]	29,836,678
		37,075,238
Hotels, Restaurants & Leisure: 5.8%
	Aramark Services, Inc.
48,411,000	6.375%, 05/01/2025 [2]	49,182,671
	Carnival Corp.
23,616,000	7.625%, 03/01/2026 [2]	22,985,475
9,500,000	5.750%, 03/01/2027 [2]	8,606,179
19,750,000	6.000%, 05/01/2029	16,828,633
	Carrols Restaurant Group, Inc.
57,625,000	5.875%, 07/01/2029 [2]	48,447,889
	GPS Hospitality Holding Co. LLC /
	GPS Finco, Inc.
37,675,000	7.000%, 08/15/2028 [2]	25,926,817
	Las Vegas Sands Corp.
56,853,900	3.200%, 08/08/2024	55,039,556
	NCL Corp. Ltd.
15,510,000	3.625%, 12/15/2024 [2]	14,909,256
12,000,000	5.875%, 03/15/2026 [2]	11,089,813
	Six Flags Theme Parks, Inc.
22,731,000	7.000%, 07/01/2025 [2]	22,694,821
		275,711,110
Household Durables: 3.4%
	Adams Homes, Inc.
24,500,000	9.250%, 10/15/2028 [2]	24,568,951
	Empire Communities Corp.
63,999,000	7.000%, 12/15/2025 [2]	61,058,869
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	6,221,728
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027 [2]	22,386,851
	The New Home Co., Inc.
47,308,000	8.250%, 10/15/2027 [2]	44,000,349
		158,236,748
Industrial Conglomerates: 1.5%
	Icahn Enterprises L.P. /
	Icahn Enterprises Finance Corp.
17,769,000	4.750%, 09/15/2024	17,129,908
18,133,000	6.375%, 12/15/2025	17,272,241
36,763,000	6.250%, 05/15/2026	34,214,041
		68,616,190
Industrial Power and Renewable Electricity Products: 0.6%
	Vistra Operations Co. LLC
28,000,000	3.550%, 07/15/2024 [2]	27,314,551

IT Services: 2.4%
	Conduent Business Services LLC /
	Conduent State &
	Local Solutions, Inc.
74,500,000	6.000%, 11/01/2029 [2]	63,701,970
	Unisys Corp.
66,074,000	6.875%, 11/01/2027 [2]	49,574,001
		113,275,971
Leisure Products: 0.1%
	Acushnet Co.
3,000,000	7.375%, 10/15/2028	3,026,250

Machinery: 2.5%
	The Manitowoc Co., Inc.
58,224,000	9.000%, 04/01/2026 [2]	58,144,815
	Wabash National Corp.
46,750,000	4.500%, 10/15/2028 [2]	39,438,839
	Westinghouse Air Brake
	Technologies Corp.
19,500,000	4.150%, 03/15/2024	19,318,220
		116,901,874
Media: 1.0%
	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc.
55,300,000	5.875%, 08/15/2027	49,047,232

Metals & Mining: 3.5%
	Century Aluminum Co.
25,165,000	7.500%, 04/01/2028 [2]	23,902,693
	Coeur Mining, Inc.
66,150,000	5.125%, 02/15/2029 [2]	57,263,929
	Hecla Mining Co.
61,347,000	7.250%, 02/15/2028	59,436,091
	SunCoke Energy, Inc.
26,325,000	4.875%, 06/30/2029 [2]	22,401,522
		163,004,235
Mortgage Real Estate Investment Trusts – REITS: 3.1%
	HAT Holdings I LLC /
	HAT Holdings II LLC
29,304,000	6.000%, 04/15/2025 [2]	28,546,155
31,200,000	3.375%, 06/15/2026 [2]	27,765,129
	Oxford Finance LLC /
	Oxford Finance Co-Issuer II, Inc.
17,500,000	6.375%, 02/01/2027 [2]	16,282,966
	Starwood Property Trust, Inc.
73,555,000	5.500%, 11/01/2023 [2]	73,478,135
		146,072,385

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Oil, Gas & Consumable Fuels: 3.9%
	Calumet Specialty Products
	Partners L.P. / Calumet
	Finance Corp.
$39,778,000	9.250%, 07/15/2024 [2]	$39,945,664
7,229,000	11.000%, 04/15/2025 [2]	7,355,114
29,232,000	9.750%, 07/15/2028 [2]	28,903,039
	Genesis Energy L.P. / Genesis
	Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	48,923,435
10,000,000	8.875%, 04/15/2030	9,773,192
	Global Partners L.P. /
	GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	29,995,765
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
17,390,000	7.500%, 02/01/2026 [2]	17,212,397
		182,108,606
Passenger Airlines: 3.9%
	Allegiant Travel Co.
33,700,000	7.250%, 08/15/2027 [2]	31,762,924
	American Airlines, Inc.
83,624,000	11.750%, 07/15/2025 [2]	89,945,305
	Delta Air Lines, Inc.
18,627,000	2.900%, 10/28/2024	17,943,028
	Mileage Plus Holdings LLC /
	Mileage Plus Intellectual
	Property Assets Ltd.
15,000,000	6.500%, 06/20/2027 [2]	14,879,750
	United Airlines, Inc.
33,074,000	4.375%, 04/15/2026 [2]	30,616,562
		185,147,569
Pharmaceuticals: 0.6%
	Bayer US Finance II LLC
30,061,000	3.875%, 12/15/2023 [2]	29,936,792

Professional Services: 0.4%
	KBR, Inc.
20,000,000	4.750%, 09/30/2028 [2]	17,623,605

Software: 1.1%
	GGAM Finance Ltd.
39,500,000	7.750%, 05/15/2026 [2]	39,230,111
	NCR Corp.
5,750,000	5.000%, 10/01/2028 [2]	5,152,408
10,000,000	5.125%, 04/15/2029 [2]	8,820,643
		53,203,162
Specialized REITs: 0.4%
	Iron Mountain, Inc.
20,000,000	5.250%, 03/15/2028 [2]	18,515,546

Specialty Retail: 3.0%
	Ken Garff Automotive LLC
54,664,000	4.875%, 09/15/2028 [2]	46,760,360
	Penske Automotive Group, Inc.
17,234,000	3.500%, 09/01/2025	16,325,075
	Sonic Automotive, Inc.
34,500,000	4.625%, 11/15/2029 [2]	28,653,972
	Upbound Group, Inc.
57,600,000	6.375%, 02/15/2029	51,184,224
		142,923,631
Textiles, Apparel & Luxury Goods: 0.1%
	The William Carter Co.
3,000,000	5.625%, 03/15/2027 [2]	2,888,460

Trading Companies & Distributors: 5.6%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
17,000,000	1.150%, 10/29/2023	16,936,008
	Aircastle Ltd.
25,133,000	4.125%, 05/01/2024	24,779,585
	Avation Capital SA
80,353,998	8.250% Cash or 9.00% PIK,
	10/31/2026 [2]	68,814,762
	Castlelake Aviation Finance DAC
52,500,000	5.000%, 04/15/2027 [2]	48,009,213
	Herc Holdings, Inc.
32,823,000	5.500%, 07/15/2027 [2]	31,068,370
	Macquarie Airfinance Holdings Ltd.
19,500,000	8.375%, 05/01/2028 [2]	19,788,307
7,000,000	8.125%, 03/30/2029 [2]	7,014,525
	WESCO Distribution, Inc.
36,966,000	7.125%, 06/15/2025 [2]	37,090,760
9,750,000	7.250%, 06/15/2028 [2]	9,834,767
		263,336,297
Transportation Infrastructure: 0.5%
	Signature Aviation US Holdings, Inc.
25,600,000	4.000%, 03/01/2028 [2]	22,910,256

Total Corporate Bonds
(Cost $4,213,692,995)		3,864,048,445

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
CONVERTIBLE BONDS: 3.8%

Automobile Components: 0.2%
	Patrick Industries, Inc.
$11,250,000	1.750%, 12/01/2028	$10,670,625

Automobiles: 0.1%
	Ford Motor Co.
5,775,000	0.000%, 03/15/2026	5,702,812

Broadline Retail: 0.1%
	Etsy, Inc.
7,750,000	0.250%, 06/15/2028	5,913,250

Consumer Finance: 0.9%
	EZCORP, Inc.
10,250,000	2.375%, 05/01/2025	9,660,625
9,750,000	3.750%, 12/15/2029 [2]	9,487,725
	LendingTree, Inc.
27,517,000	0.500%, 07/15/2025	21,944,808
		41,093,158
Health Care Equipment & Supplies: 0.6%
	Haemonetics Corp.
17,750,000	0.000%, 03/01/2026	15,486,875
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	11,921,000
		27,407,875
Hotels, Restaurants & Leisure: 0.0%
	NCL Corp. Ltd.
2,500,000	1.125%, 02/15/2027	2,081,250

IT Services: 0.4%
	BigBear.ai Holdings, Inc.
28,350,000	6.000%, 12/15/2026 [2]	19,419,750

Machinery: 0.2%
	John Bean Technologies Corp.
9,450,000	0.250%, 05/15/2026	8,523,900

Passenger Airlines: 0.2%
	Southwest Airlines Co.
7,675,000	1.250%, 05/01/2025	7,646,219

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
6,000,000	1.500%, 08/15/2024	5,803,500
6,650,000	2.000%, 06/15/2026	6,803,781
		12,607,281
Professional Services: 0.3%
	Parsons Corp.
9,340,000	0.250%, 08/15/2025	11,903,830

Software: 0.5%
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	8,786,590
	Jamf Holding Corp.
10,600,000	0.125%, 09/01/2026	8,930,500
	Tyler Technologies, Inc.
6,750,000	0.250%, 03/15/2026	6,550,875
		24,267,965
Total Convertible Bonds
(Cost $197,057,085)		177,237,915

Short-Term Investments: 8.6%
Commercial Paper: 4.3%

Automobiles: 0.7%
	Harley-Davidson Corp.
20,000,000	6.176%, 10/05/2023 [6]	19,981,587
13,000,000	5.981%, 10/06/2023 [6]	12,986,034
		32,967,621
Chemicals: 1.0%
	FMC Corp.
49,000,000	6.294%, 10/04/2023 [6]	48,958,833

Consumer Staples Distribution & Retail: 1.1%
	Walgreens Boots Alliance, Inc.
50,000,000	6.064%, 10/06/2023 [6]	49,942,882

Financial Services: 0.5%
	Global Payments Inc.
20,900,000	6.062%, 10/03/2023 [6]	20,886,123

Metals & Mining: 1.0%
	Glencore LLC
24,000,000	5.888%, 10/18/2023 [6]	23,929,016
25,000,000	5.790%, 10/20/2023 [6]	24,917,852
		48,846,868
Total Commercial Paper
(Cost $201,661,330)		201,602,327

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Shares		Value
Money Market Funds: 4.3%

101,775,966	Federated Hermes U.S.
	Treasury Cash Reserves –
	Class I, 5.206% [3]	$101,775,966
101,775,966	Morgan Stanley Institutional
	Liquidity Funds – Treasury
	Securities Portfolio –
	Class I, 5.215% [3]	101,775,966
		203,551,932
Total Short-Term Investments
(Cost $405,213,262)		405,154,259
Total Investments in Securities: 98.5%
(Cost $4,964,132,974)		4,644,783,111
Other Assets in Excess of Liabilities: 1.5%		71,847,835
Total Net Assets: 100.0%		$4,716,630,945

GBP – Great British Pound
PIK – Payment In Kind
REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[3]	Annualized seven-day effective yield as of September 30, 2023.
[4]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[5]	Security considered restricted. As of September 30, 2023, the value of the restricted securities was $10,958,192 or 0.2% of net assets.
[6]	Rate represents the yield to maturity from purchase price.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[8]	Not a readily marketable security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 58.0%

Aerospace & Defense: 6.1%
55,250	Airbus SE - ADR	$1,848,665
31,335	L3Harris Technologies, Inc.	5,456,050
57,195	Safran SA - ADR	2,238,612
		9,543,327
Chemicals: 2.3%
6,870	Air Products & Chemicals, Inc.	1,946,958
4,460	Linde PLC	1,660,681
		3,607,639
Commercial Services & Supplies: 2.0%
23,980	Waste Connections, Inc.	3,220,514

Consumer Staples Distribution & Retail: 3.8%
7,928	Southeastern Grocers, Inc. [1,7]	200,182
46,045	Sysco Corp.	3,041,272
24,390	Target Corp.	2,696,803
2,292,000	Tops Holding, Litigation
	Trust Proceeds [1,7,8]	1,721
		5,939,978
Electrical Equipment: 1.7%
18,455	AMETEK, Inc.	2,726,911

Financial Services: 2.2%
15,040	Visa, Inc. – Class A	3,459,350

Ground Transportation: 3.2%
6,640	Old Dominion Freight Line, Inc.	2,716,690
10,970	Union Pacific Corp.	2,233,821
		4,950,511
Health Care Equipment & Supplies: 2.6%
10,800	Becton Dickinson & Co.	2,792,124
6,820	Teleflex, Inc.	1,339,516
		4,131,640
Industrial REITs: 2.0%
18,795	EastGroup Properties, Inc.	3,129,931

Insurance: 3.4%
33,070	Brown & Brown, Inc.	2,309,609
21,525	The Progressive Corp.	2,998,432
		5,308,041
Interactive Media & Services: 2.8%
32,910	Alphabet, Inc. – Class C [1]	4,339,184

IT Services: 1.6%
8,142	Accenture PLC – Class A	2,500,490

Life Sciences Tools & Services: 2.8%
16,160	Agilent Technologies, Inc.	1,807,011
10,410	Danaher Corp.	2,582,721
		4,389,732
Metals & Mining: 0.3%
10	Real Alloy Holding, Inc. [1,7]	533,680

Oil, Gas & Consumable Fuels: 2.0%
111,810	Enterprise Products Partners L.P.	3,060,240

Personal Care Products: 2.0%
157,538	Kenvue, Inc.	3,163,363

Pharmaceuticals: 1.6%
24,480	Novartis AG - ADR	2,493,533

Semiconductors & Semiconductor Equipment: 5.7%
27,030	Analog Devices, Inc.	4,732,683
14,880	Applied Materials, Inc.	2,060,136
31,325	Micron Technology, Inc.	2,131,040
		8,923,859
Software: 6.1%
30,363	Microsoft Corp.	9,587,117

Specialized REITs: 1.9%
36,160	Lamar Advertising Co. – Class A	3,018,275

Specialty Retail: 1.9%
26,940	Ross Stores, Inc.	3,042,873

Total Common Stocks
(Cost $66,594,118)		91,070,188

Convertible Preferred Stocks: 0.5%

Ground Transportation: 0.5%
10,000	Daseke, Inc., 7.630% [4,7]	825,560

Total Convertible Preferred Stocks
(Cost $1,000,000)		825,560

Contracts
WARRANT: 0.0%

Trading Companies & Distributors: 0.0%
8,750	Avation PLC,
	(Expiration date 10/31/2026,
	Exercise Price 114.5 GBP) [1]	5,338
Total Warrant
(Cost $—)		5,338

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Corporate Bonds: 25.2%

Automobile Components: 1.7%
	Adient Global Holdings Ltd.
$350,000	7.000%, 04/15/2028 [2]	$347,551
	American Axle &
	Manufacturing, Inc.
179,000	6.250%, 03/15/2026	173,831
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027 [2]	479,283
	Real Hero Merger Sub 2, Inc.
600,000	6.250%, 02/01/2029 [2]	463,631
	The Goodyear Tire & Rubber Co.
750,000	9.500%, 05/31/2025	761,997
500,000	5.000%, 07/15/2029	431,323
		2,657,616
Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	571,669

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029 [2]	256,824

Building Products: 0.3%
	Griffon Corp.
500,000	5.750%, 03/01/2028	454,441

Capital Markets: 0.8%
	Ares Capital Corp.
500,000	4.200%, 06/10/2024	491,052
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	724,815
		1,215,867
Chemicals: 0.3%
	Consolidated Energy Finance SA
500,000	5.625%, 10/15/2028 [2]	413,620

Commercial Services & Supplies: 0.6%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026 [2]	209,791
250,000	4.750%, 06/15/2029 [2]	222,532
	Pitney Bowes, Inc.
750,000	7.250%, 03/15/2029 [2]	551,175
		983,498
Computers & Peripherals: 0.3%
	CPI Acquisition, Inc.
500,000	8.625%, 03/15/2026 [2]	493,077

Construction & Engineering: 1.3%
	Global Infrastructure Solutions, Inc.
500,000	5.625%, 06/01/2029 [2]	412,613
	Great Lakes Dredge & Dock Corp.
350,000	5.250%, 06/01/2029 [2]	287,517
	New Enterprise Stone
	& Lime Co., Inc.
500,000	5.250%, 07/15/2028 [2]	449,303
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025 [2]	916,420
		2,065,853
Consumer Finance: 1.4%
	Ally Financial, Inc.
500,000	1.450%, 10/02/2023	500,000
	Bread Financial Holdings, Inc.
750,000	7.000%, 01/15/2026 [2]	703,270
	FirstCash, Inc.
500,000	5.625%, 01/01/2030 [2]	450,434
	OneMain Finance Corp.
500,000	8.250%, 10/01/2023	500,000
		2,153,704
Consumer Staples Distribution & Retail: 1.5%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028 [2]	380,699
	KeHE Distributors LLC /
	KeHE Finance Corp.
612,000	8.625%, 10/15/2026 [2]	614,437
	Performance Food Group, Inc.
500,000	4.250%, 08/01/2029 [2]	432,532
	United Natural Foods, Inc.
625,000	6.750%, 10/15/2028	477,281
	US Foods, Inc.
470,000	4.750%, 02/15/2029 [2]	420,620
		2,325,569
Discontinued: 0.3%
	United Wholesale Mortgage LLC
320,000	5.500%, 11/15/2025 [2]	304,300
180,000	5.500%, 04/15/2029 [2]	152,323
		456,623
Diversified Consumer Services: 0.1%
	Carriage Services, Inc.
200,000	4.250%, 05/15/2029 [2]	171,322

Diversified Telecommunication Services: 0.2%
	Level 3 Financing, Inc.
275,000	10.500%, 05/15/2030 [2]	277,036

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Electrical Equipment: 0.3%
	GrafTech Global Enterprises, Inc.
$500,000	9.875%, 12/15/2028 [2]	$474,375

Entertainment: 0.3%
	Banijay Entertainment SASU
500,000	8.125%, 05/01/2029 [2]	496,612

Financial Services: 0.8%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028 [2]	230,814
	HAS Capital Income
	Opportunity Fund II
642,000	8.000%, 12/31/2024
	(Cost $642,000, Acquisition dates
	06/10/2026, 09/19/2016) [2,5,7]	322,610
	Nationstar Mortgage Holdings, Inc.
250,000	5.000%, 02/01/2026 [2]	233,752
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025 [2]	475,868
		1,263,044
Food Products: 0.3%
	Simmons Foods, Inc./Simmons
	Prepared Foods, Inc./Simmons
	Pet Food, Inc./Simmons Feed
500,000	4.625%, 03/01/2029 [2]	410,801

Ground Transportation: 0.3%
	XPO Escrow Sub LLC
500,000	7.500%, 11/15/2027 [2]	506,362

Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029 [2]	205,998

Hotels, Restaurants & Leisure: 1.5%
	Aramark Services, Inc.
100,000	5.000%, 04/01/2025 [2]	98,443
390,000	6.375%, 05/01/2025 [2]	396,217
	Carnival Corp.
500,000	5.750%, 03/01/2027 [2]	452,957
250,000	6.000%, 05/01/2029	213,020
	Carrols Restaurant Group, Inc.
600,000	5.875%, 07/01/2029 [2]	504,446
	GPS Hospitality Holding Co.
	LLC / GPS Finco, Inc.
375,000	7.000%, 08/15/2028 [2]	258,064
	Las Vegas Sands Corp.
500,000	3.200%, 08/08/2024	484,044
		2,407,191
Household Durables: 0.9%
	Adams Homes, Inc.
500,000	9.250%, 10/15/2028 [2]	501,407
	Empire Communities Corp.
500,000	7.000%, 12/15/2025 [2]	477,030
	The New Home Co., Inc.
500,000	8.250%, 10/15/2027 [2]	465,041
		1,443,478
Industrial Conglomerates: 0.2%
	Icahn Enterprises L.P. /
	Icahn Enterprises Finance Corp.
400,000	6.250%, 05/15/2026	372,266

IT Services: 0.6%
	Conduent Business Services LLC /
	Conduent State & Local Solutions, Inc.
600,000	6.000%, 11/01/2029 [2]	513,036
	Unisys Corp.
500,000	6.875%, 11/01/2027 [2]	375,140
		888,176
Machinery: 1.4%
	The Manitowoc Co., Inc.
1,000,000	9.000%, 04/01/2026 [2]	998,640
	Wabash National Corp.
750,000	4.500%, 10/15/2028 [2]	632,709
	Westinghouse Air Brake
	Technologies Corp.
500,000	4.150%, 03/15/2024	495,339
		2,126,688
Media: 0.4%
	DIRECTV Holdings LLC /
	DIRECTV Financing Co., Inc.
700,000	5.875%, 08/15/2027	620,851

Metals & Mining: 1.1%
	Century Aluminum Co.
335,000	7.500%, 04/01/2028 [2]	318,196
	Coeur Mining, Inc.
600,000	5.125%, 02/15/2029 [2]	519,401
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	484,425
	SunCoke Energy, Inc.
500,000	4.875%, 06/30/2029 [2]	425,480
		1,747,502
Mortgage Real Estate Investment Trusts – REITS: 0.9%
	HAT Holdings I LLC /
	HAT Holdings II LLC
500,000	6.000%, 04/15/2025 [2]	487,069
The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Mortgage Real Estate Investment
Trusts – REITS: 0.9% (Continued)
	Oxford Finance LLC /
	Oxford Finance Co-Issuer II, Inc.
$500,000	6.375%, 02/01/2027 [2]	$465,228
	Starwood Property Trust, Inc.
500,000	5.500%, 11/01/2023 [2]	499,477
		1,451,774
Oil, Gas & Consumable Fuels: 1.0%
	Calumet Specialty Products Partners
	L.P. / Calumet Finance Corp.
160,000	11.000%, 04/15/2025 [2]	162,791
	Calumet Specialty Products Partners
	LP / Calumet Finance Corp.
250,000	9.750%, 07/15/2028 [2]	247,186
	Genesis Energy L.P. /
	Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	427,072
	Global Partners L.P. /
	GLP Finance Corp.
500,000	7.000%, 08/01/2027	487,736
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
250,000	7.500%, 02/01/2026 [2]	247,447
		1,572,232
Passenger Airlines: 1.1%
	Allegiant Travel Co.
500,000	7.250%, 08/15/2027 2	471,260
	American Airlines, Inc.
600,000	11.750%, 07/15/2025 [2]	645,355
	Delta Air Lines, Inc.
250,000	2.900%, 10/28/2024	240,820
	United Airlines, Inc.
500,000	4.375%, 04/15/2026 [2]	462,850
		1,820,285
Pharmaceuticals: 0.6%
	Bayer US Finance II LLC
1,000,000	3.875%, 12/15/2023 [2]	995,868

Software: 0.4%
	GGAM Finance Ltd.
500,000	7.750%, 05/15/2026 [2]	496,584
	NCR Corp.
250,000	5.000%, 10/01/2028 [2]	224,018
		720,602
Specialty Retail: 0.9%
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028 [2]	427,707
	Sonic Automotive, Inc.
500,000	4.625%, 11/15/2029 [2]	415,275
	Upbound Group, Inc.
600,000	6.375%, 02/15/2029	533,169
		1,376,151
Trading Companies & Distributors: 2.4%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,000,000	1.150%, 10/29/2023	996,236
	Aircastle Ltd.
500,000	4.125%, 05/01/2024	492,969
	Avation Capital SA
458,507	8.250% Cash or 9.00%
	PIK, 10/31/2026 [2]	392,663
	Castlelake Aviation Finance DAC
500,000	5.000%, 04/15/2027 [2]	457,231
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027 [2]	473,272
	Macquarie Airfinance Holdings Ltd.
500,000	8.375%, 05/01/2028	507,392
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025 [2]	250,844
250,000	7.250%, 06/15/2028 [2]	252,173
		3,822,780
Transportation Infrastructure: 0.2%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028 [2]	357,973

Total Corporate Bonds
(Cost $43,007,743)		39,577,728

Convertible Bonds: 1.8%

Automobiles: 0.1%
	Ford Motor Co.
225,000	0.000%, 03/15/2026	222,187

Consumer Finance: 0.6%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	235,625
250,000	3.750%, 12/15/2029 [2]	243,275
	LendingTree, Inc.
500,000	0.500%, 07/15/2025	398,750
		877,650
Health Care Equipment & Supplies: 0.1%
	Haemonetics Corp.
250,000	0.000%, 03/01/2026	218,125

IT Services: 0.3%
	BigBear.ai Holdings, Inc.
650,000	6.000%, 12/15/2026 [2]	445,250

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Machinery: 0.2%
	John Bean Technologies Corp.
$250,000	0.250%, 05/15/2026	$225,500

Passenger Airlines: 0.1%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	199,250

Pharmaceuticals: 0.2%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	358,094

Software: 0.2%
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	242,625
Total Convertible Bonds
(Cost $3,073,109)		2,788,681

Short-Term Investments: 14.1%
Commercial Paper: 8.3%

Automobiles: 0.7%
	Harley-Davidson Corp.
1,000,000	5.981%, 10/06/2023 [6]	998,926

Broadline Retail: 1.3%
	Canadian Tire Corp., Ltd.
1,000,000	5.625%, 10/18/2023 [6]	997,107
	Dollarama, Inc.
1,000,000	5.669%, 10/02/2023 [2,6]	999,548
		1,996,655
Chemicals: 1.3%
	FMC Corp.
1,000,000	6.294%, 10/04/2023 [6]	999,160
	Nutrien Ltd.
1,000,000	5.654%, 10/23/2023 [6]	996,303
		1,995,463
Construction & Engineering: 0.6%
	Quanta Services, Inc.
1,000,000	5.883%, 10/12/2023 [6]	997,905

Consumer Staples Distribution & Retail: 1.3%
	Alimentation Couche-Tard, Inc.
1,000,000	5.619%, 10/23/2023 [6]	996,276
	Walgreens Boots Alliance, Inc.
1,000,000	6.093%, 10/13/2023 [2,6]	997,674
		1,993,950
Electronic Equipment, Instruments & Components: 1.3%
	Arrow Electronics, Inc.
1,000,000	5.813%, 10/04/2023 [6]	999,202
	Jabil, Inc.
1,000,000	6.113%, 10/05/2023 [6]	998,977
		1,998,179
Metals & Mining: 0.6%
	Glencore LLC
1,000,000	5.888%, 10/18/2023 [6]	997,042

Semiconductors & Semiconductor Equipment: 0.6%
	Microchip Technology, Inc.
1,000,000	5.633%, 10/30/2023 [6,7]	994,089

Specialized REITs: 0.6%
	Crown Castle International Corp.
1,000,000	6.006%, 10/24/2023 [6]	995,961

Total Commercial Paper
(Cost $12,973,012)		12,968,170

Shares
Money Market Funds: 5.8%
9,121,995	Federated Hermes U.S. Treasury
	Cash Reserves - Class I, 5.206% [3]	9,121,995
Total Short-Term Investments
(Cost $22,095,007)		22,090,165
Total Investments In Securities: 99.6%
(Cost $135,769,977)		156,357,660
Other Assets in Excess of Liabilities: 0.4%		549,599
TOTAL NET ASSETS: 100.0%		$156,907,259

ADR – American Depositary Receipt
GBP – Great British Pound
PIK – Payment In Kind
REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[3]	Annualized seven-day effective yield as of September 30, 2023.
[4]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[5]	Security considered restricted. As of September 30, 2023, the value of the restricted securities was $322,610 or 0.2% of net assets.
[6]	Rate represents the yield to maturity from purchase price.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[8]	Not a readily marketable security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Emerging Opportunity Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 90.4%

Aerospace & Defense: 3.9%
37,860	Axon Enterprise, Inc. [1]	$7,533,761

Biotechnology: 2.3%
6,112	Madrigal Pharmaceuticals, Inc. [1]	892,596
63,660	Natera, Inc. [1]	2,816,955
40,545	Replimune Group, Inc. [1]	693,725
		4,403,276
Building Products: 2.5%
174,695	Zurn Elkay Water Solutions Corp.	4,894,954

Chemicals: 3.4%
65,150	Innospec, Inc.	6,658,330

Consumer Staples Distribution & Retail: 1.2%
109,800	The Chefs’ Warehouse, Inc. [1]	2,325,564

Electrical Equipment: 0.5%
8,960	Generac Holdings, Inc. [1]	976,282

Financial Services: 4.8%
123,330	dLocal Ltd. – Class A [1]	2,364,236
672,910	Payoneer Global, Inc. [1]	4,118,209
113,890	Remitly Global, Inc. [1]	2,872,306
		9,354,751
Health Care Equipment & Supplies: 13.6%
48,395	Axonics, Inc. [1]	2,715,927
17,621	Inspire Medical Systems, Inc. [1]	3,496,711
30,950	Insulet Corp. [1]	4,936,216
66,845	Lantheus Holdings, Inc. [1]	4,644,391
29,688	Shockwave Medical, Inc. [1]	5,910,880
28,620	TransMedics Group, Inc. [1]	1,566,945
19,115	UFP Technologies, Inc. [1]	3,086,117
		26,357,187
Health Care Providers & Services: 4.9%
63,540	HealthEquity, Inc. [1]	4,641,597
53,065	The Ensign Group, Inc.	4,931,330
		9,572,927
Hotels, Restaurants & Leisure: 1.4%
27,675	Marriott Vacations
	Worldwide Corp.	2,784,935

Household Durables: 2.1%
15,327	Cavco Industries, Inc. [1]	4,071,771

Machinery: 3.4%
27,855	RBC Bearings, Inc. [1]	6,521,691

Oil, Gas & Consumable Fuels: 2.9%
245,730	Magnolia Oil & Gas Corp. – Class A	5,629,674

Professional Services: 6.5%
150,140	KBR, Inc.	8,849,252
197,300	Verra Mobility Corp. [1]	3,689,510
		12,538,762
Real Estate Management & Development: 4.1%
55,003	FirstService Corp.	8,005,136

Semiconductors & Semiconductor Equipment: 13.9%
445,260	ACM Research, Inc. – Class A [1]	8,061,432
113,165	MACOM Technology
	Solutions Holdings, Inc. [1]	9,232,001
49,557	Onto Innovation, Inc. [1]	6,319,509
28,780	Silicon Laboratories, Inc. [1]	3,335,314
		26,948,256
Software: 16.9%
34,810	Bentley Systems, Inc. – Class B	1,746,070
330,520	Clearwater Analytics Holdings,
	Inc. – Class A [1]	6,392,257
139,700	DoubleVerify Holdings, Inc. [1]	3,904,615
59,800	Five9, Inc. [1]	3,845,140
28,400	Manhattan Associates, Inc. [1]	5,613,544
59,365	Procore Technologies, Inc. [1]	3,877,722
42,665	SPS Commerce, Inc. [1]	7,279,076
		32,658,424
Specialty Retail: 1.6%
33,605	Floor & Decor Holdings,
	Inc. – Class A [1]	3,041,253

Trading Companies & Distributors: 0.5%
27,225	FTAI Aviation Ltd.	967,849

Total Common Stocks
(Cost $163,028,540)		175,244,783

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Emerging Opportunity Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Shares	Value
Short-Term Investments: 11.1%

Money Market Funds: 11.1%
21,570,977	Federated Hermes U.S. Treasury
Cash Reserves – Class I, 5.206% [2]	$21,570,977
Total Short-Term Investments
(Cost $21,570,977)	21,570,977
Total Investments In Securities: 101.5%
(Cost $184,599,517)	196,815,760
Liabilities in Excess of Other Assets: (1.5)%	(2,909,622)
TOTAL NET ASSETS: 100.0%	$193,906,138

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Principal
Amount		Value
Mortgage Backed Securities: 34.3%

	Federal Home Loan
	Mortgage Corporation
$3,963,859	3.500%, FR SD1900, 06/01/2052	$3,442,056
6,677,258	5.000%, FR SD8258, 10/01/2052	6,312,194
4,477,339	5.000%, FR SD1884, 11/01/2052	4,231,181
	Federal Home Loan Mortgage
	Corporation Strips
852,672	3.000%, Series FHS
	288 IO, 10/15/2027	34,037
	Federal National Mortgage
	Association Interest Strips
67,290	4.000%, Pool FNS
	421 C3, 07/25/2030	4,597
	Federal National
	Mortgage Association Pool
600,446	4.500%, FN AL2519, 07/01/2040	567,934
585,782	3.500%, FN AS5460, 07/01/2045	515,266
767,087	3.500%, FN AS6520, 01/01/2046	672,703
611,896	4.500%, FN MA3101, 08/01/2047	574,444
6,613,363	3.000%, FN FS2991, 07/01/2051	5,492,468
9,908,763	4.500%, FN FS3520, 11/01/2052	9,113,532
3,010,040	5.000%, FN MA4841, 12/01/2052	2,845,477
9,705,468	5.000%, FN FS4239, 03/01/2053	9,170,296
		42,976,185
Total Mortgage Backed Securities
(Cost $45,674,967)		42,976,185

U.S. Government Notes/Bonds: 29.2%

	United States Treasury Note/Bond
5,000,000	4.000%, 02/29/2028	4,872,266
5,000,000	4.000%, 02/28/2030	4,823,438
5,000,000	3.875%, 08/15/2033	4,726,172
4,915,000	3.875%, 02/15/2043	4,274,514
4,000,000	3.000%, 02/15/2047	2,934,531
7,000,000	3.375%, 11/15/2048	5,484,062
3,000,000	4.125%, 08/15/2053	2,720,625
7,000,000	4.125%, 08/31/2030	6,796,563
		36,632,171
Total U.S. Government Notes/Bonds
(Cost $38,230,189)		36,632,171

Asset Backed Securities: 16.1%

	Aaset 2021-2 Trust 2021-2
825,616	2.798%, 2021-2A, 01/15/2047 [1]	709,172
	American Credit Acceptance
	Receivables Trust
1,500,000	1.140%, 2021-1, 03/15/2027 [1]	1,458,350
220,887	0.970%, 2021-2, 07/13/2027 [1]	219,368
	Cartiga Asset Finance
	Trust 2023-1 LLC
919,131	7.000%, 2023-1, 03/15/2035 [1,5]	912,854
	Carvana Auto Receivables Trust
740,197	6.360%, 2023-N1, 04/12/2027 [1]	741,384
409,143	1.300%, 2021-N1, 01/10/2028	382,122
392,614	1.270%, 2021-N2, 03/10/2028	374,337
	CLI Funding VIII LLC
1,831,845	1.640%, 2021-1A, 02/18/2046 [1]	1,567,378
	DT Auto Owner Trust
329,354	0.840%, 2021-1A, 10/15/2026 [1]	323,396
	DT Auto Owner Trust 2019-3
54,157	2.960%, 2019-3A, 04/15/2025 [1]	53,983
	Flagship Credit Auto Trust
474,632	1.280%, 02/16/2027 [1]	461,776
1,000,000	1.270%, 2021-2, 06/15/2027 [1]	940,406
	Golden Pear Securitization
1,437,693	7.420%, 2023-1, 07/15/2035 [1]	1,430,797
	LFS LLC
1,794,128	7.173%, 2023-A, 07/15/2035 [1]	1,782,057
	Libra Solutions LLC
1,108,335	7.000%, 2023-1A, 02/15/2035 [1]	1,103,306
	MVW Owner Trust
206,092	1.440%, 2021-1WA, 01/22/2041 [1]	185,941
	Navigator Aircraft ABS Ltd.
2,044,896	2.771%, 2021-1, 11/15/2046 [1,4]	1,782,126
	Progress Residential Trust
500,000	1.555%, 04/17/2038 [1]	441,631
	Pvone 2023-1 LLC
893,605	7.250%, 2023-1A, 07/16/2035 [1,5]	890,248
	Stonepeak 2021-1 ABS 2021-1
977,329	2.301%, 2021-1A, 02/28/2033 [1]	887,172
	Thrust Engine Leasing 2021 DAC
2,572,634	4.163%, 2021-1A, 07/15/2040 [1]	2,220,079
	Triton International Ltd.
1,575,000	1.860%, 2021-1A, 03/20/2046 [1]	1,318,064
	Westlake Automobile Receivables Trust
27,549	1.240%, 2020-3A, 11/17/2025 [1]	27,374
		20,213,321
Total Asset Backed Securities
(Cost $21,581,870)		20,213,321

Corporate Bonds: 15.3%

Air Freight & Logistics: 0.5%
	American Airlines Group, Inc.
666,627	3.850%, 02/15/2028	589,730

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
Banks: 4.0%
	Citigroup, Inc.
$1,000,000	6.537% (SOFR + 1.372%),
	05/24/2025 [2]	$1,004,321
	HSBC Holdings PLC
1,000,000	6.547% (SOFR + 2.980%),
	06/20/2034 [2]	949,539
	Mizuho Financial Group, Inc.
1,000,000	5.748% (1 Year CMT
	Rate + 1.900%), 07/06/2034 [2]	955,720
	Santander UK Group Holdings PLC
1,000,000	6.833% (SOFR + 2.749%),
	11/21/2026 [2]	1,006,118
	The PNC Financial Services Group, Inc.
1,030,000	9.312% (SOFR 3 Month
	+ 3.940%), 11/01/2023 [2]	1,030,937
		4,946,635
Biotechnology: 0.6%
	Amgen, Inc.
1,000,000	3.150%, 02/21/2040	706,103

Capital Markets: 1.3%
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	955,439
1,000,000	2.484% (SOFR + 1.360%),
	09/16/2036 [2]	727,228
		1,682,667
Diversified Telecommunication Services: 0.5%
	AT&T, Inc.
1,000,000	3.500%, 09/15/2053	619,863

Electric Utilities: 1.2%
	Edison International
725,000	5.000% (5 Year CMT
	Rate + 3.901%), 12/15/2026 [2]	621,436
	PacifiCorp
1,000,000	5.350%, 12/01/2053	831,520
		1,452,956
Health Care Providers & Services: 0.7%
	CVS Health Corp.
1,000,000	5.875%, 06/01/2053	925,090

Insurance: 1.6%
	Metropolitan Life Global Funding I
1,000,000	5.150%, 03/28/2033 [1]	948,077
	New York Life Insurance Co.
1,000,000	5.875%, 05/15/2033 [1]	994,206
	SBL Holdings, Inc.
25,000	6.500% (5 Year CMT
	Rate + 5.620%), 11/13/2026 [1,2]	14,277
		1,956,560
Media: 0.2%
	Comcast Corp.
500,000	2.887%, 11/01/2051	295,731

Oil, Gas & Consumable Fuels: 0.7%
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT
	Rate + 5.694%), 11/15/2026 [2]	921,185

Passenger Airlines: 2.0%
	Air Canada
760,488	5.250%, 04/01/2029 [1]	735,179
	British Airways PLC
509,462	4.250%, 11/15/2032 [1]	458,021
	United Airlines 2020-1 Class A
	Pass Through Trust
1,365,667	5.875%, 10/15/2027	1,355,747
		2,548,947
Pharmaceuticals: 0.7%
	Pfizer Investment Enterprises Pte Ltd.
1,000,000	5.110%, 05/19/2043	919,692

Software: 0.6%
	Oracle Corp.
1,000,000	3.650%, 03/25/2041	713,688

Wireless Telecommunication Services: 0.7%
	T-Mobile USA, Inc.
1,000,000	5.750%, 01/15/2054	922,702

Total Corporate Bonds
(Cost $20,438,314)		19,201,549

Collateralized Mortgage Obligation: 3.8%

	BX Trust
1,000,000	6.547%, 2021-VOLT (1 Month
	SOFR + 1.214%), 09/15/2036 [1,2]	962,506
	Federal Home Loan Mortgage
	Corporation REMICS
26,080	2.072%, Series FHR
	2512 SI (1 Month SOFR
	+ 7.386%), 04/15/2024 [2]	128
1,192,395	3.000%, Series FHR
	4048 IK, 05/15/2027	41,057
586,198	2.500%, Series FHR
	4360 BI, 11/15/2028	11,824
155,911	4.000%, Series FHR
	4495 PI, 09/15/2043	13,220
631,776	4.000%, Series FHR
	4911 IH, 04/15/2049	49,692

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
	Federal National Mortgage
	Association REMICS
$12,957	1.821%, Series FNR
	1996-45 SI (1 Month SOFR
	+ 7.136%), 02/25/2024 [2]	$44
264,011	2.572%, Series FNR
	1997-65 SI (1 Month SOFR
	+ 7.886%), 09/17/2027 [2]	8,240
252,684	4.500%, Series FNR
	2014-81 TI, 12/25/2034	19,724
1,105,867	0.671%, Series FNR
	2012-82 PS (1 Month SOFR
	+ 5.986%), 08/25/2041 [2]	27,347
365,306	0.771%, Series FNR
	2014-50 WS (1 Month SOFR
	+ 6.086%), 08/25/2044 [2]	18,731
299,439	0.671%, Series FNR
	2016-83 BS (1 Month SOFR
	+ 5.986%), 11/25/2046 [2]	19,521
367,181	6.500%, Series FNR
	2018-51 IO, 07/25/2048	44,984
	Goldman Sachs Mortgage-
	Backed Securities Corp Trust
465,239	3.000%, Series GSMBS
	2020-PJ4 A2, 01/25/2051 [1,2]	382,335
	HUD Office of the Secretary
62,177	4.000%, Series GNR
	2014-74 GI, 05/16/2029	1,251
211,687	1.105%, Series GNR
	2010-47 BX (1 Month SOFR
	+ 6.436%), 08/16/2034 [2]	5,000
	JP Morgan Mortgage Trust
103,002	5.446%, Series JPMMT
	2014-IVR3 3A1, 09/25/2044 [1,2]	102,060
310,909	3.000%, Series JPMMT
	2020-7 A3, 01/25/2051 [1,2]	247,943
	Life Mortgage Trust US
982,970	6.546%, 2021-BMR (1 Month
	SOFR + 1.214%), 03/15/2038 [1,2]	955,876
	RCKT Mortgage Trust 2021-6 – 0
1,761,478	2.500%, 2021-6, 12/25/2051 [1,2]	1,339,287
	Wells Fargo Mortgage
	Backed Securities Trust
52,977	3.500%, 2019-4, 09/25/2049 [1,2]	44,916
110,985	3.000%, Series WFMBS
	2020-3 A3, 06/25/2050 [1,2]	105,515
418,600	3.000%, Series WFMBS
	2020-4 A1, 07/25/2050 [1,2]	335,910
		4,737,111
Total Collateralized Mortgage Obligation
(Cost $5,973,215)		4,737,111

Shares
Short-Term Investments: 0.7%

Money Market Funds: 0.7%
884,835	Morgan Stanley Institutional
	Liquidity Funds – Government
	Portfolio – Class I, 5.266% [3]	884,835
Total Short-Term Investments
(Cost $884,835)		884,835
Total Investments In Securities: 99.4%
(Cost $132,783,390)		124,645,172
Other Assets in Excess of Liabilities: 0.6%		708,381
TOTAL NET ASSETS: 100.0%		$125,353,553

CMT – Constant Maturity Treasury Rate
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	Annualized seven-day effective yield as of September 30, 2023.
[4]	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of September 30, 2023.
[5]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Short Duration Credit Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 0.7%

Computers & Peripherals: 0.7%
24,069	Diebold Nixdorf, Inc. [1]	$455,867

Total Common Stocks
(Cost $13,595,921)		455,867

Principal
Amount
Corporate Bonds: 14.9%

Air Freight & Logistics: 0.1%
	Western Global Airlines LLC 10.375%, 08/15/2025 [2]
$18,199,000		45,498

Consumer Finance: 3.0%
	Bread Financial Holdings, Inc. 4.750%, 12/15/2024 [2]
1,940,000		1,894,609

Diversified Consumer Services: 1.1%
	Cengage Learning, Inc. 9.500%, 06/15/2024 [2]
662,000		666,506

Specialty Retail: 10.7%
	The Michaels Cos., Inc 5.250%, 05/01/2028 [2]
6,338,000		5,069,037
2,428,000	7.875%, 05/01/2029 [2]	1,587,633
		6,656,670
Total Corporate Bonds
(Cost $23,351,002)		9,263,283

BANK LOANS: 3.2%

Air Freight & Logistics: 3.2%
	Western Global DIP Loans 14.300%, 12/06/2023 [3,4,6]
2,005,131		2,005,131

Total Bank Loans
(Cost $1,971,858)		2,005,131

Shares
Short-Term Investments: 95.1%

Money Market Funds: 95.1%
59,059,308	U.S. Bank Money Market Deposit Account, 5.200% [5]
		$59,059,308
Total Short-Term Investments
(Cost $59,059,308)		59,059,308
Total Investments In Securities: 113.9%
(Cost $97,978,089)		70,783,589
Liabilities in Excess of Other Assets: (13.9)%		(8,658,905)
TOTAL NET ASSETS: 100.0%		$62,124,684

[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Variable rate security; rate shown is the rate in effect on September 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Annualized seven-day effective yield as of September 30, 2023.
[6]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Sustainable Credit Fund | Schedule of Investments at September 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 0.3%

Computers & Peripherals: 0.3%
623	Diebold Nixdorf, Inc. [1]	$11,800

Total Common Stocks
(Cost $319,303)		11,800

Principal
Amount
Corporate Bonds: 8.4%

Air Freight & Logistics: 0.0%
	Western Global Airlines LLC
$498,000	10.375%, 08/15/2025 [2]	1,245

Consumer Finance: 1.5%
	Bread Financial Holdings, Inc.
60,000	4.750%, 12/15/2024 [2]	58,596

Diversified Consumer Services: 0.5%
	Cengage Learning, Inc.
18,000	9.500%, 06/15/2024 [2]	18,123

Specialty Retail: 6.4%
	The Michaels Cos., Inc
161,000	5.250%, 05/01/2028 [2]	128,765
172,000	7.875%, 05/01/2029 [2]	112,468
		241,233
Total Corporate Bonds
(Cost $706,417)		319,197

Bank Loans: 1.4%

Air Freight & Logistics: 1.4%
	Western Global DIP Loans
54,869	14.300%, 12/06/2023 [3,4,6]	54,869

Total Bank Loans
(Cost $53,958)		54,869

Shares
Short-Term Investments: 81.4%

Money Market Funds: 81.4%
3,081,749	U.S. Bank Money Market Deposit
	Account, 5.200% [5]	3,081,749
Total Short-Term Investments
(Cost $3,081,749)		3,081,749
Total Investments In Securities: 91.5%
(Cost $4,161,427)		3,467,615
Other Assets in Excess of Liabilities: 8.5%		320,560
TOTAL NET ASSETS: 100.0%		$3,788,175

[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Variable rate security; rate shown is the rate in effect on September 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Annualized seven-day effective yield as of September 30, 2023.
[6]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Funds | Statements of Assets and Liabilities at September 30, 2023 (Unaudited)

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity
	Fund	Income Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities, at value	$130,019,484	$4,604,330,671	$155,532,100	$196,815,760
(cost $92,026,306, $4,915,132,974, $134,769,977,
and $184,599,517, respectively)
Investments in affiliated securities, at value	—	40,452,440	825,560	—
(cost $—, $49,000,000, $1,000,000, and $-, respectively)
Cash	—	—	—	—
Receivables:
Investment securities sold	3,290,589	34,896,670	456,166	896,165
Fund shares sold	5,829	1,916,559	14,294	100,847
Dividends and interest	117,724	74,556,603	971,197	139,422
Return of capital	—	—	—	—
Variation margin	—	—	—	—
Due from investment advisor	—	—	—	—
Prepaid expenses	18,493	77,944	19,629	9,184
Total assets	133,452,119	4,756,230,887	157,818,946	197,961,378

LIABILITIES
Payables:
Investment securities purchased	143,664	30,249,528	635,483	3,826,535
Fund shares redeemed	8,880	5,784,146	127,772	10,924
Distributions to shareholders	—	—	—	—
Investment advisory fees, net	87,083	2,798,085	98,233	150,519
Variation margin Payable	—	—	—	—
Administration fees	6,159	162,209	7,190	7,645
Custody fees	1,456	37,711	2,071	8,841
Fund accounting fees	4,456	110,906	6,247	3,823
Transfer agent fees	4,390	372,464	5,651	31,696
Trustee fees	1,087	7,036	1,241	1,189
Audit fees	14,177	14,721	13,378	8,304
Chief Compliance Officer fees	1,287	1,633	1,629	1,660
Loans payable	—	—	—	—
Other accrued expenses	1,954	61,503	12,792	4,104
Total Liabilities	274,593	39,599,942	911,687	4,055,240
NET ASSETS	$133,177,526	$4,716,630,945	$156,907,259	$193,906,138

COMPUTATION OF NET ASSETS:
Net assets value (unlimited shares authorized):	$133,177,526	$4,716,630,945	$156,907,259	$193,906,138
Shares (unlimited number of shares authorized without par value)	7,720,169	446,393,782	10,384,904	15,283,194
Net assets value, offering, and redemption price per share	$17.25	$10.57	$15.11	$12.69

COMPONENTS OF NET ASSETS:
Paid-in capital	$89,704,295	$5,468,993,891	$133,702,694	$219,752,923
Total distributable (accumulated) earnings (losses)	43,473,231	(752,362,946)	23,204,565	(25,846,785)
Net assets	$133,177,526	$4,716,630,945	$156,907,259	$193,906,138

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Funds | Statements of Assets and Liabilities at September 30, 2023 (Unaudited) (Continued)

	Total	Short	Sustainable
	Return	Duration	Credit
	Fund	Credit Fund	Fund
ASSETS
Investments in unaffiliated securities, at value	$124,645,172	$70,783,589	$3,467,615
(cost $132,783,390, $97,978,089, and $4,161,427, respectively)
Investments in affiliated securities, at value	—	—	—
(cost $—, $—, and $—, respectively)
Cash	5,988	—	—
Receivables:
Investment securities sold	30,179	2,695,133	317,682
Fund shares sold	2,204	—	—
Dividends and interest	783,487	533,924	26,265
Return of capital	—	—	—
Variation margin	—	—	—
Due from investment advisor	—	—	8,609
Prepaid expenses	11,411	13,289	15
Total assets	125,478,441	74,025,935	3,820,186

LIABILITIES
Payables:
Investment securities purchased	—	371,963	10,178
Fund shares redeemed	37,792	11,417,337	—
Distributions to shareholders	—	—	—
Investment advisory fees, net	47,174	31,736	—
Variation margin Payable	—	—	—
Administration fees	6,454	8,661	1,819
Custody fees	2,269	21,657	1,995
Fund accounting fees	7,381	6,315	1,172
Transfer agent fees	8,869	33,940	2,983
Trustee fees	1,273	—	720
Audit fees	6,160	8,115	6,122
Chief Compliance Officer fees	2,970	1,497	1,561
Loans payable	—	—	—
Other accrued expenses	4,546	30	5,461
Total Liabilities	124,888	11,901,251	32,011
NET ASSETS	$125,353,553	$62,124,684	$3,788,175

COMPUTATION OF NET ASSETS:
Net assets value (unlimited shares authorized):	$125,353,553	$62,124,684	$3,788,175
Shares (unlimited number of shares authorized without par value)	13,739,902	7,983,353	491,799
Net assets value, offering, and redemption price per share	$9.12	$7.78	$7.70

COMPONENTS OF NET ASSETS:
Paid-in capital	$143,715,836	$122,811,242	$5,020,771
Total distributable (accumulated) earnings (losses)	(18,362,283)	(60,686,558)	(1,232,596)
Net assets	$125,353,553	$62,124,684	$3,788,175

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Funds | Statements of Operations For the Six Months Ended September 30, 2023 (Unaudited)

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity
	Fund	Income Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends from unaffiliated investments	$797,827	$19,989,250	$1,073,440	$261,044
(net of $18,361, $—, $12,244, and $3,838, respectively,
in foreign withholding taxes and issuance fees)
Dividends from affiliated investments	—	1,868,126	38,126	—
Interest	144,930	143,254,846	1,958,737	454,015
Other income	670	3,102	676	700
Total investment income	943,427	165,115,324	3,070,979	715,759

EXPENSES
Investment advisory fees	524,273	17,006,515	597,802	1,005,894
Administration fees	19,570	491,163	22,186	26,438
Fund accounting fees	8,045	335,807	19,029	13,834
Sub-transfer agent fees	14,518	1,809,130	12,589	70,882
Transfer agent fees	15,493	222,051	14,340	7,725
Audit fees	14,177	14,721	13,378	15,545
Registration fees	9,146	38,666	6,527	13,630
Trustee fees	9,019	50,448	9,331	9,667
Miscellaneous expense	5,672	45,668	3,090	—
Custody fees	4,286	119,190	7,635	4,282
Chief Compliance Officer fees	4,620	4,966	4,963	4,993
Legal fees	3,025	2,145	3,105	2,335
Reports to shareholders	1,743	84,416	904	2,504
Insurance expense	2,688	13,343	2,915	—
Interest expense	—	—	—	—
Futures commissions merchant interest expense	—	—	—	—
Total expenses	636,275	20,238,229	717,794	1,177,729
Fees (waived) recouped by the Adviser	27,805	—	—	(71,245)
Net expenses	664,080	20,238,229	717,794	1,106,484
Net investment income (loss)	279,347	144,877,095	2,353,185	(390,725)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,050,009	(23,462,053)	2,395,376	3,828,299
Affiliated investments	—	—	—	—
Futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments	(3,964,719)	76,895,481	(3,425,284)	(2,154,510)
Affiliated investments	—	(6,060,320)	(123,680)	—
Futures contracts	—	—	—	—
Net realized and unrealized gain (loss) on investments	2,085,290	47,373,108	(1,153,588)	1,673,789
Net increase (decrease) in net assets resulting from operations	$2,364,637	$192,250,203	$1,199,597	$1,283,064
The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Funds | Statements of Operations For the Six Months Ended September 30, 2023 (Unaudited) (Continued)

	Total	Short	Sustainable
	Return	Duration	Credit
	Fund	Credit Fund	Fund
INVESTMENT INCOME
Income:
Dividends from unaffiliated investments	$—	$—	$—
(net of $—, $—, and $—, respectively, in foreign withholding taxes and issuance fees)
Dividends from affiliated investments	—	—	—
Interest	2,548,396	3,700,576	156,119
Other income	670	697	598
Total investment income	2,549,066	3,701,273	156,717

EXPENSES
Investment advisory fees	298,093	391,498	14,557
Administration fees	20,985	20,742	6,075
Fund accounting fees	22,373	12,767	2,433
Sub-transfer agent fees	35,657	28,935	682
Transfer agent fees	13,285	19,593	8,484
Audit fees	6,160	8,115	6,849
Registration fees	9,720	13,749	11,585
Trustee fees	9,146	6,212	7,350
Miscellaneous expense	6,864	2,515	5,212
Custody fees	6,670	20,273	2,401
Chief Compliance Officer fees	4,295	4,413	4,403
Legal fees	2,464	2,905	2,517
Reports to shareholders	1,229	2,690	—
Insurance expense	2,889	3,076	—
Interest expense	—	—	—
Futures commissions merchant interest expense	80	—	—
Total expenses	439,910	537,483	72,548
Fees (waived) recouped by the Adviser	—	(35,947)	(53,332)
Net expenses	439,910	501,536	19,216
Net investment income (loss)	2,109,156	3,199,737	137,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,413,399)	(9,996,819)	(269,377)
Affiliated investments	—	—	—
Futures contracts	61,642	—	—
Change in net unrealized appreciation/depreciation on:
Investments	(1,714,966)	3,625,024	74,710
Affiliated investments	—	—	—
Futures contracts	—	—	—
Net realized and unrealized gain (loss) on investments	(6,066,723)	(6,371,795)	(194,667)
Net increase (decrease) in net assets resulting from operations	$(3,957,567)	$(3,172,058)	$(57,166)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$279,347	$521,033
Net realized gain (loss) on investments and distributions	6,050,009	(1,370,325)
Change in net unrealized appreciation/depreciation of investments	(3,964,719)	(17,250,533)
Net increase (decrease) in net assets resulting from operations	2,364,637	(18,099,825)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(9,739,072)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(8,912,832)	(9,397,072)
Total increase (decrease) in net assets	(6,548,195)	(37,235,969)

NET ASSETS
Beginning of period/year	139,725,721	176,961,690
End of period/year	$133,177,526	$139,725,721

[1]	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2023		Year Ended
	(Unaudited)		March 31, 2023
	Shares	Value	Shares	Value
Shares sold	67,532	$1,189,551	357,233	$6,032,281
Shares issued in reinvestment of distributions	—	—	571,975	9,260,278
Shares redeemed	(571,508)	(10,102,383)	(1,398,115)	(24,689,631)
Net increase (decrease)	(503,976)	$(8,912,832)	(468,907)	$(9,397,072)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$144,877,095	$228,362,907
Net realized gain (loss) on investments and distributions	(23,462,053)	3,317,196
Change in unrealized appreciation/depreciation on investments	76,895,481	(326,091,714)
Change in unrealized appreciation/depreciation on affiliated investments	(6,060,320)	(9,958,368)
Net increase (decrease) in net assets resulting from operations	192,250,203	(104,369,979)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(144,561,443)	(230,705,874)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(24,193,756)	(361,850,022)
Total increase (decrease) in net assets	23,495,004	(696,925,875)

NET ASSETS
Beginning of period/year	4,693,135,941	5,390,061,816
End of period/year	$4,716,630,945	$4,693,135,941

[1]	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2023		Year Ended
	(Unaudited)		March 31, 2023
	Shares	Value	Shares	Value
Shares sold	47,213,519	$500,909,208	145,973,792	$1,539,672,572
Shares issued in reinvestment of distributions	12,027,233	127,236,046	19,679,719	204,043,520
Shares redeemed	(61,437,828)	(652,339,010)	(200,632,808)	(2,105,566,114)
Net increase (decrease)	(2,197,076)	$(24,193,756)	(34,979,297)	$(361,850,022)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$2,353,185	$3,190,763
Net realized gain (loss) on investments and distributions	2,395,376	244,495
Change in net unrealized appreciation/depreciation of investments	(3,425,284)	(16,205,466)
Change in unrealized appreciation/depreciation on affiliated investments	(123,680)	(203,232)
Net increase (decrease) in net assets resulting from operations	1,199,597	(12,973,440)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,328,532)	(12,505,014)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	6,144,670	6,333,445
Total increase (decrease) in net assets	5,015,735	(19,145,009)

NET ASSETS
Beginning of period/year	151,891,524	171,036,533
End of period/year	$156,907,259	$151,891,524

[1]	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2023		Year Ended
	(Unaudited)		March 31, 2023
	Shares	Value	Shares	Value
Shares sold	787,903	$12,091,972	684,256	$10,863,406
Shares issued in reinvestment of distributions	115,215	1,783,579	617,056	9,271,392
Shares redeemed	(497,977)	(7,730,881)	(881,411)	(13,801,353)
Net increase (decrease)	405,141	$6,144,670	419,901	$6,333,445

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Emerging Opportunity Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(390,725)	$(1,040,655)
Net realized gain (loss) on investments and distributions	3,828,299	(26,974,002)
Change in unrealized appreciation/depreciation on investments	(2,154,510)	9,811,152
Net increase (decrease) in net assets resulting from operations	1,283,064	(18,203,505)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(5,412,177)	22,073,773
Total increase (decrease) in net assets	(4,129,113)	3,870,268

NET ASSETS
Beginning of period/year	198,035,251	194,164,983
End of period/year	$193,906,138	$198,035,251

[1]	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2023		Year Ended
	(Unaudited)		March 31, 2023
	Shares	Value	Shares	Value
Shares sold	910,032	$11,818,626	5,330,670	$63,569,915
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,316,305)	(17,230,803)	(3,466,267)	(41,496,142)
Net increase (decrease)	(406,273)	$(5,412,177)	1,864,403	$22,073,773

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Total Return Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$2,109,156	$2,254,765
Net realized gain (loss) on investments and futures contracts	(4,351,757)	(5,741,175)
Change in net unrealized appreciation/depreciation on investments and futures contracts	(1,714,966)	2,786,375
Net increase (decrease) in net assets resulting from operations	(3,957,567)	(700,035)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,138,857)	(2,248,460)[1]

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(1,986,360)	(13,162,756)
Total increase (decrease) in net assets	(8,082,784)	(16,111,251)

NET ASSETS
Beginning of period/year	133,436,337	149,547,588
End of period/year	$125,353,553	$133,436,337

[1]	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2023		Year Ended
	(Unaudited)		March 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,196,108	$11,345,609	8,049,230	$76,024,068
Shares issued in reinvestment of distributions	125,488	1,178,385	129,866	1,227,150
Shares redeemed	(1,537,946)	(14,510,354)	(9,564,826)	(90,413,974)
Net increase (decrease)	(216,350)	$(1,986,360)	(1,385,730)	$(13,162,756)

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Short Duration Credit Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Period Ended	Year Ended
	(Unaudited)	March 31, 2023 [2]	April 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$3,199,737	$11,839,601	$10,355,856
Net realized gain (loss) on investments and distributions	(9,996,819)	(25,872,101)	1,618,162
Change in unrealized appreciation/depreciation on investments	3,625,024	4,526,788	(14,491,254)
Net increase (decrease) in net assets resulting from operations	(3,172,058)	(9,505,712)	(2,517,236)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,172,058)	(11,910,126)	(10,226,272)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares [1]	(105,366,185)	(22,297,366)	(438,877)
Total increase (decrease) in net assets	(111,773,079)	(43,713,204)	(13,182,385)

NET ASSETS
Beginning of period/year	173,897,763	217,610,967	230,793,352
End of period/year	$62,124,684	$173,897,763	$217,610,967

[1]	A summary of share transactions is as follows:

	Six Months Ended		Period Ended		Year Ended
	September 30, 2023		March 31, 2023 [2]		April 30, 2022
	Shares	Value	Shares	Value	Shares	Value
Shares sold	794,352	$6,233,455	4,720,933	$40,101,066	7,806,845	$75,005,512
Shares issued in reinvestment
of distributions	369,092	2,881,703	1,289,565	10,877,999	963,283	9,238,077
Shares redeemed	(14,452,139)	(114,481,343)	(8,599,259)	(73,276,431)	(8,789,923)	(84,682,466)
Net increase (decrease)	(13,288,695)	$(105,366,185)	(2,588,761)	$(22,297,366)	(19,795)	$(438,877)

[2]
The Osterweis Short Duration Credit Fund changed fiscal year end from April 30 to March 31 effective close of business October 7, 2022. Amounts shown reflect the activity for the 17 months ended March 31, 2023. 2022 information is presented for the Fund due to the fiscal year end change.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Sustainable Credit Fund | Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2023	Period Ended	Year Ended
	(Unaudited)	March 31, 2023 [2]	April 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$137,501	$418,362	$447,597
Net realized gain (loss) on investments and distributions	(269,377)	(923,199)	420,078
Change in unrealized appreciation/depreciation on investments	74,710	245,987	(659,019)
Net increase (decrease) in net assets resulting from operations	(57,166)	(258,850)	208,656

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(145,119)	(426,645)	(443,074)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares [1]	(801,899)	(925,980)	(12,800,565)
Total increase (decrease) in net assets	(1,004,184)	(1,611,475)	(13,034,983)

NET ASSETS
Beginning of period/year	4,792,359	6,403,834	19,438,817
End of period/year	$3,788,175	$4,792,359	$6,403,834

[1]	A summary of share transactions is as follows:

	Six Months Ended		Period Ended		Year Ended
	September 30, 2023		March 31, 2023 [2]		April 30, 2022
	Shares	Value	Shares	Value	Shares	Value
Shares sold	55,693	$438,656	501,552	$4,241,128	262,363	$2,552,463
Shares issued in reinvestment
of distributions	16,631	128,420	35,936	302,572	35,349	341,096
Shares redeemed	(172,944)	(1,368,975)	(644,382)	(5,469,680)	(1,607,980)	(15,694,124)
Net increase (decrease)	(100,620)	$(801,899)	(106,894)	$(925,980)	(1,310,268)	$(12,800,565)

[2]
The Osterweis Sustainable Credit Fund changed fiscal year end from April 30 to March 31 effective close of business October 7, 2022. Amounts shown reflect the activity for the 17 months ended March 31, 2023. 2022 information is presented for the Fund due to the fiscal year end change.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2023
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$16.99	$20.36	$21.34	$14.68	$16.25	$19.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.04	0.06	(0.02)	0.03	0.04	0.08
Net realized and unrealized
gain (loss) on investments	0.22	(2.18)	1.33	7.75	(0.31)	1.24
Total from investment operations	0.26	(2.12)	1.31	7.78	(0.27)	1.32

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.19)	(0.10)	(0.07)	(0.76)
From net realized gain	—	(1.25)	(2.10)	(1.02)	(1.23)	(3.46)
Total distributions	—	(1.25)	(2.29)	(1.12)	(1.30)	(4.22)
Net asset value, end of period/year	$17.25	$16.99	$20.36	$21.34	$14.68	$16.25
Total return	1.53%[2]	(10.12)%	5.49%	53.48%	(2.88)%	9.68%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$133.2	$139.7	$177.0	$168.9	$110.8	$128.5
Portfolio turnover rate	13%[2]	54%	38%	37%	35%	43%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	0.91%[3]	0.92%	0.96%	1.19%	1.19%	1.17%
After fees/expenses waived or recouped	0.95%[3]	0.95%	0.95%	0.95%	0.95%	0.95%[4]

RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	0.44%[3]	0.39%	(0.08)%	(0.08)%	(0.02)%	0.21%
After fees/expenses waived or recouped	0.40%[3]	0.36%	(0.07)%	0.16%	0.22%	0.43%[4]

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]
Effective January 1, 2018 the Adviser agreed to contractually limit expenses for the Fund to not exceed 0.95% of average net assets. Prior to January 1, 2018, Fund expenses were not subject to an expense limitation agreement.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Strategic Income Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2023
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$10.46	$11.15	$11.37	$9.97	$11.05	$11.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.32	0.50	0.47	0.45	0.47	0.50
Net realized and unrealized
gain (loss) on investments	(0.12)	(0.68)	(0.22)	1.40	(1.06)	(0.21)
Total from investment operations	0.44	(0.18)	0.25	1.85	(0.59)	0.29

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.51)	(0.47)	(0.45)	(0.49)	(0.51)
Total distributions	(0.33)	(0.51)	(0.47)	(0.45)	(0.49)	(0.51)
Net asset value, end of period/year	$10.57	$10.46	$11.15	$11.37	$9.97	$11.05
Total return	4.19%[2]	(1.49)%	2.13%	18.73%	(5.63)%	2.67%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$4,716.6	$4,693.1	$5,390.1	$5,203.9	$3,995.6	$5,541.4
Portfolio turnover rate	9%[2]	10%	49%	60%	40%	46%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets	0.85%[3]	0.85%	0.84%	0.86%	0.86%	0.84%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Ratio of net investment income
to average net assets	6.08%[3]	4.74%	4.10%	4.14%	4.32%	4.52%

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Growth & Income Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2023
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$15.22	$17.89	$17.98	$13.02	$14.30	$14.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.23	0.33	0.27	0.23	0.23	0.28
Net realized and unrealized
gain (loss) on investments	(0.12)	(1.68)	1.10	5.35	(0.96)	0.44
Total from investment operations	0.11	(1.35)	1.37	5.58	(0.73)	0.72

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.31)	(0.54)	(0.11)	(0.18)	(0.37)
From net realized gain	—	(1.01)	(0.92)	(0.51)	(0.37)	(0.92)
Total distributions	(0.22)	(1.32)	(1.46)	(0.62)	(0.55)	(1.29)
Net asset value, end of period/year	$15.11	$15.22	$17.89	$17.98	$13.02	$14.30
Total return	0.71%[2]	(7.33)%	7.46%	(43.15)%	(5.67)%	5.69%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$156.9	$151.9	$171.0	$157.3	$110.0	$131.7
Portfolio turnover rate	15%[2]	33%	34%	51%	51%	47%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets	0.90%[3]	0.93%	0.97%	1.19%	1.20%	1.19%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Ratio of net investment income
to average net assets	2.94%[3]	2.07%	1.44%	1.44%	1.57%	1.91%

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Emerging Opportunity Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2023
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$12.62	$14.04	$19.99	$10.48	$12.06	$11.73

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.03)	(0.07)	(0.19)	(0.18)	(0.10)	(0.11)
Net realized and unrealized
gain (loss) on investments	0.10	(1.35)	(2.08)	11.81	(0.70)	1.25
Total from investment operations	0.07	(1.42)	(2.27)	11.63	(0.80)	1.14

LESS DISTRIBUTIONS:
From net realized gain	—	—	(3.68)	(2.12)	(0.78)	(0.81)
Total distributions	—	—	(3.68)	(2.12)	(0.78)	(0.81)
Net asset value, end of period/year	$12.69	$12.62	$14.04	$19.99	$10.48	$12.06
Total return	0.55%[2]	(10.18)%	(14.14)%	111.27%	(7.60)%	11.12%

SUPPLEMENTAL DATA:
Net asset value, end of period/year (millions)	$193.9	$198.0	$194.2	$231.7	$90.2	$97.0
Portfolio turnover rate	45%[2]	124%	133%	111%	213%	215%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	1.17%[3]	1.22%	1.17%	1.19%	1.24%	1.22%
After fees/expenses waived or recouped	1.10%[3]	1.10%	1.10%	1.10%	1.13%[5]	1.25%[4]

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	(0.46)%[3]	(0.70)%	(1.05)%	(1.08)%	(0.88)%	(0.88)%
After fees/expenses waived or recouped	(0.39)%[3]	(0.58)%	(0.98)%	(0.99)%	(0.77)%[5]	(0.91)%[4]

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]
Effective June 30, 2017 the Adviser agreed to contractually limit expenses for the Fund to not exceed 1.25% of average net assets. Prior to June 30, 2017, Fund expenses were limited to 1.50% of average net assets.

[5]
Effective June 30, 2019 the Adviser agreed to contractually limit expenses for the Fund to not exceed 1.10% of average net assets. Prior to June 30, 2017, Fund expenses were limited to 1.25% of average net assets.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Total Return Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2023
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$9.56	$9.75	$10.18	$10.08	$10.14	$9.93

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.15	0.16	0.06	0.12	0.26	0.33
Net realized and unrealized
gain (loss) on investments	(0.44)	(0.19)	(0.40)	0.31	0.01	0.23
Total from investment operations	(0.29)	(0.03)	(0.34)	0.43	0.27	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.16)	(0.08)	(0.14)	(0.28)	(0.34)
From net realized gain	—	—	(0.01)	(0.19)	(0.05)	(0.01)
Total distributions	(0.15)	(0.16)	(0.09)	(0.33)	(0.33)	(0.35)
Net asset value, end of period/year	$9.12	$9.56	$9.75	$10.18	$10.08	$10.14
Total return	(3.04)%[2]	(0.26)%	(3.41)%	4.25%	2.74%	5.78%

SUPPLEMENTAL DATA:
Net asset value, end of period/year (millions)	$125.4	$133.4	$149.5	$210.1	$158.3	$106.6
Portfolio turnover rate	81%[2]	279%	311%	616%	214%	163%
Portfolio turnover rate excluding
to-be-announced (“TBA”) transactions [2]	74%[2,4]	186%	203%	—%	—%	0%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	0.66%[3]	0.67%	0.65%	0.65%	0.66%	0.67%
After fees/expenses waived or recouped	0.66%[3]	0.67%	0.65%	0.65%	0.66%	0.67%

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	3.18%[3]	1.72%	0.59%	1.18%	2.51%	3.27%
After fees/expenses waived or recouped	3.18%[3]	1.72%	0.59%	1.18%	2.51%	3.26%
[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]	See Note (1.D.) and (1.E.) regarding TBA transactions and mortgage dollar rolls.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Short Duration Credit Fund 1 | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended	Period
	September 30,	Ended	Year Ended April 30,
	2023	March 31,
	(Unaudited)	2023 [2]	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.17	$9.12	$9.66	$9.15	$9.99	$9.95	$9.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [3]	0.24	0.53	0.43	0.40	0.39	0.35	0.25
Net realized and unrealized
gain (loss) on investments	(0.38)	(0.94)	(0.54)	0.53	(0.83)	0.03	(0.02)
Total from investment operations	(0.14)	(0.41)	(0.11)	0.93	(0.44)	0.38	0.23
Paid-in-capital redemption fees	—	—	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.54)	(0.43)	(0.42)	(0.40)	(0.34)	(0.25)
From net realized gain	—	—	—	—	—	—	—
Total distributions	(0.25)	(0.54)	(0.43)	(0.42)	(0.40)	(0.34)	(0.25)
Net asset value, end of period/year	$7.78	$8.17	$9.12	$9.66	$9.15	$9.99	$9.95
Total return	(1.69)%[5]	(4.53)%[5]	(1.30)%	10.33%	(4.63)%	3.92%	2.28%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$62.1	$173.9	$217.6	$230.8	$305.2	$377.4	$279.0
Portfolio turnover rate	4%[5]	22%[5]	131%	94%	95%	135%	152%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses
waived or recouped	1.03%[6]	1.02%[6]	0.99%[7]	1.05%	1.01%	1.01%	1.27%
After fees/expenses
waived or recouped	0.96%[6]	0.97%[6]	0.99%[7]	1.05%	1.01%	1.01%	1.27%

RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees/expenses
waived or recouped	6.04%[6]	6.74%[6]	4.46%	4.28%	3.97%	3.48%	2.51%
After fees/expenses
waived or recouped	6.11%[6]	6.79%[6]	4.46%	4.28%	3.97%	3.48%	2.51%

[1]	Activity presented prior to close of business October 7, 2022, represents the historical operating results of the Zeo Short Duration Income Fund.
[2]
The Osterweis Short Duration Credit Fund changed fiscal year end from April 30 to March 31 effective close of business October 7, 2022. Amounts shown reflect the activity for the 17 months ended March 31, 2023.

[3]	Calculated based on average shares outstanding during the period.
[4]	Less than $0.005 per share.
[5]	Not Annualized.
[6]	Annualized.
[7]	Effective July 1, 2021, the operating expense limitation was reduced to 0.99% from 1.25%

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Sustainable Credit Fund 1 | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended	Period			Period
	September 30,	Ended	Year Ended April 30,		Ended
	2023	March 31,			April 30,
	(Unaudited)	2023 [2]	2022	2021	2020[3]
Net asset value, beginning of year	$8.09	$9.16	$9.67	$9.14	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [4]	0.28	0.63	0.45	0.33	0.25
Net realized and unrealized gain (loss) on investments	(0.37)	(1.04)	(0.43)	0.52	(0.89)
Total from investment operations	(0.09)	(0.41)	0.02	0.85	(0.64)
Paid-in-capital redemption fees	—	—	0.00 [5]	—	0.00 [5]

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.64)	(0.53)	(0.32)	(0.22)
From net realized gain	—	(0.02)	—	—	—
Total distributions	(0.30)	(0.66)	—	—	—
Net asset value, end of period/year	$7.70	$8.09	$9.16	$9.67	$9.14
Total return	(1.10)%[6]	(4.56)%[6]	0.04%	9.41%	(6.53)%[6]

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$3.8	$4.8	$6.4	$19.4	$10.3
Portfolio turnover rate	20%[6]	37%[6]	69%	75%	62%[6]

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	3.73%[7]	3.36%[7]	2.32%	1.66%	2.51%[7]
After fees/expenses waived or recouped	0.99%[7]	0.99%[7]	1.08%[8]	1.25%	1.25%[7]

RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	4.32%[7]	5.71%	3.48%	3.07%	1.58%[7]
After fees/expenses waived or recouped	7.07%[7]	8.08%	4.72%	3.48%	2.85%[7]

[1]	Activity presented prior to close of business October 7, 2022, represents the historical operating results of the Zeo Sustainable Credit Fund.
[2]
The Osterweis Sustainable Credit Fund changed fiscal year end from April 30 to March 31 effective close of business October 7, 2022. Amounts shown reflect the activity for the 17 months ended March 31, 2023.

[3]	The fund commenced operations on May 31, 2019.
[4]	Calculated based on average shares outstanding during the period.
[5]	Less than $0.005 per share.
[6]	Not Annualized.
[7]	Annualized.
[8]	Effective July 1, 2021, the operating expense limitation was reduced to 0.99% from 1.25%

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited)

Note 1 – Organization

The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Funds commenced operations on October 1, 1993, August 30, 2002, August 31, 2010, November 30, 2016, December 30, 2016, May 31, 2011, and June 5, 2019, respectively.

The investment objective of the Osterweis Fund is to attain long-term total returns, which it seeks by investing primarily in equity securities. The investment objective of the Osterweis Strategic Income Fund is to preserve capital and attain long- term total returns through a combination of current income and moderate capital appreciation, which it seeks by investing primarily in income bearing securities. The investment objective of the Osterweis Growth & Income Fund is to attain long- term total returns and capital preservation, which it seeks by investing in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The investment objective of the Osterweis Emerging Opportunity Fund is to attain long-term capital appreciation. The investment objective of the Osterweis Total Return Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation. The investment objective of the Osterweis Short Duration Credit Fund is to seek low volatility and absolute returns consisting of income and moderate capital appreciation. The investment objective of the Osterweis Sustainable Credit Fund is to seek risk-adjustment total returns consisting of income and moderate capital appreciation. Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC may be referred to individually or collectively as the “Adviser” or “Advisers” throughout this report.

The Osterweis Total Return Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund have entered a Plan of Liquidation, and will close on December 15, 2023.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Osterweis Capital Management (the “Adviser”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of September 30, 2023:

Osterweis Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$124,514,995	$—	$—	$124,514,995
Short-Term Investments	5,504,489	—	—	5,504,489
Total Investments in Securities	$130,019,484	$—	$—	$130,019,484

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Osterweis Strategic Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$156,913,204	$156,913,204
Convertible Bonds	—	177,237,915	—	177,237,915
Convertible Preferred Stocks	—	—	40,452,440	40,452,440
Corporate Bonds	—	3,853,090,253	10,958,192	3,864,048,445
Short-Term Investments	203,551,932	201,602,327	—	405,154,259
Warrant	976,848	—	—	976,848
Total Investments in Securities	$204,528,780	$4,231,930,494	$208,323,836	$4,644,783,111

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Convertible	Private
	Common	Preferred	Mortgage Backed
	Stocks	Stocks	Obligations	Total
Balance as of March 31, 2023	$157,804,479	$46,512,760	$10,602,149	$214,919,388
Acquisitions	—	—	—	—
Dispositions	(5,320,000)	—	—	(5,320,000)
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(643,582)	—	—	(643,582)
Change in unrealized appreciation/depreciation	5,072,307	(6,060,320)	356,043	(631,970)
Transfer in and/or out of Level 3	—	—	—	—
Balance as of September 30, 2023	$156,913,204	$40,452,440	$10,958,192	$208,323,836
Change in unrealized
appreciation/depreciation for Level 3
investments held at September 30, 2023	$5,072,307	$(6,060,320)	$356,043	$(631,970)

Fair Value
Type of Security	at 9/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable	Discount Rate,
		Approach	EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.2500
	$156,913,204	Estimated Proceeds	Market Data	$0.0007514
Convertible		Convertible
Preferred Stocks	$ 40,452,440	Valuation Model	Adjustment to yield	200 bps
Private Mortgage
Backed Obligations	$ 10,958,192	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Osterweis Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$90,334,605	$—	$735,583	$91,070,188
Convertible Bonds	—	2,788,681	—	2,788,681
Convertible Preferred Stocks	—	—	825,560	825,560
Corporate Bonds	—	39,255,118	322,610	39,577,728
Short-Term Investments	9,121,995	11,974,081	994,089	22,090,165
Warrant	5,338	—	—	5,338
Total Investments in Securities	$99,461,938	$54,017,880	$2,877,842	$156,357,660

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Private
		Convertible	Mortgage
	Common	Preferred	Backed	Commercial
	Stocks	Stocks	Obligations	Paper	Total
Balance as of March 31, 2023	$1,126,533	$949,240	$312,128	$—	$2,387,901
Acquisitions	—	—	—	994,089	994,089
Dispositions	(280,000)	—	—	—	(280,000)
Accrued discounts/premiums	—	—	—	1,400	1,400
Realized gain (loss)	(34,075)	—	—	—	(34,075)
Change in unrealized appreciation/depreciation	(76,875)	(123,680)	10,482	(1,400)	(191,473)
Transfer in and/or out of Level 3	—	—	—	—	—
Balance as of September 30, 2023	$735,583	$825,560	$322,610	$994,089	$2,877,842
Change in unrealized
appreciation/depreciation for Level 3
investments held at September 30, 2023	$(76,875)	$(123,680)	$10,482	$(1,400)	$(191,473)

	Fair Value
Type of Security	at 9/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable	Discount Rate,
		Approach	EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.2500
	$735,583	Estimated Proceeds	Market Data	$0.0007514
Convertible		Convertible
Preferred Stocks	$825,560	Valuation Model	Adjustment to yield	200 bps
Private Mortgage
Backed Obligations	$322,610	Discounted Cash Flow	Adjustment to yield	344 bps
Commercial Paper	$994,089	Purchase Price	Market Data	$99.4100

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Osterweis Emerging
Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$175,244,783	$—	$—	$175,244,783
Short-Term Investments	21,570,977	—	—	21,570,977
Total Investments in Securities	$196,815,760	$—	$—	$196,815,760

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Osterweis Total Return Fund	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,410,219	$1,803,102	$20,213,321
Collateralized Mortgage Obligation	—	4,737,111	—	4,737,111
Corporate Bonds	—	19,201,549	—	19,201,549
Mortgage Backed Securities	—	42,976,185	—	42,976,185
Short-Term Investments	884,835	—	—	884,835
U.S. Government Notes/Bonds	—	36,632,171	—	36,632,171
Total Investments in Securities	$884,835	$121,957,235	$1,803,102	$124,645,172

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Backed Securities
Balance as of March 31, 2023	$1,422,690
Acquisitions	999,432
Dispositions	(611,664)
Accrued discounts/premiums	—
Realized gain (loss)	562
Change in unrealized appreciation/depreciation	(7,918)
Transfer in and/or out of Level 3	—
Balance as of September 30, 2023	$1,803,102
Change in unrealized appreciation/depreciation for
Level 3 investments held at September 30, 2023	$(7,918)

	Fair Value
Type of Security	at 9/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Asset Backed Securities		Issue Price	Market Data	$99.94
	$1,803,102	Issue Price	Market Data	$99.88

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Osterweis Short Duration
Credit Fund	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$—	$2,005,131	$2,005,131
Common Stocks	455,867	—	—	455,867
Corporate Bonds	—	9,263,283	—	9,263,283
Short-Term Investments	59,059,308	—	—	59,059,308
Total Investments in Securities	$59,515,175	$9,263,283	$2,005,131	$70,783,589

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

The Following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of March 31, 2023	$—
Acquisitions	1,946,729
Dispositions	—
Accrued discounts/premiums	25,137
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	33,265
Transfer in and/or out of Level 3	—
Balance as of September 30, 2023	$2,005,131
Change in unrealized appreciation/depreciation for
Level 3 investments held at September 30, 2023	$33,265

	Fair Value
Type of Security	at 9/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$2,005,131	Purchase Price	Market Data	$100.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Osterweis Sustainable Credit Fund	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$—	$54,869	$54,869
Common Stocks	11,800	—	—	11,800
Corporate Bonds	—	319,197	—	319,197
Short-Term Investments	3,081,749	—	—	3,081,749
Total Investments in Securities	$3,093,549	$319,197	$54,869	$3,467,615

The Following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of March 31, 2023	$—
Acquisitions	53,271
Dispositions	—
Accrued discounts/premiums	688
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	910
Transfer in and/or out of Level 3	—
Balance as of September 30, 2023	$54,869
Change in unrealized appreciation/depreciation for
Level 3 investments held at September 30, 2023	$910

	Fair Value
Type of Security	at 9/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$54,869	Purchase Price	Market Data	$100.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

The Osterweis Total Return Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Osterweis Total Return Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Osterweis Total Return Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Osterweis Total Return Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivative Risk Manager.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. There was no average notational value of futures for the Osterweis Total Return Fund during the six months ended September 30, 2023. The following table shows the effects of derivative instruments on the financial statements.

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2023:

Osterweis Total Return Fund

Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
Interest Rate	Realized and Unrealized Gain
Contracts – Futures	(Loss) on Investments	$61,642	$ —

The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund did not have derivatives activity during the six months ended September 30, 2023.

B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividends receivable, interest receivable and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.

C.
Futures Contracts. The Osterweis Total Return Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Osterweis Total Return Fund had futures contracts activity during the six months ended September 30, 2023. Realized and unrealized gains and losses are included in the Statements of Operations. The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund did not have futures contracts activity during the six months ended September 30, 2023.

D.
To-be-announced (“TBA”) Commitments. The Osterweis Total Return Fund may enter into TBA purchase commitments. In a TBA transaction, the TBA unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which can be 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. The Osterweis Total Return Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered. Transactions in TBAs are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The Osterweis Total Return Fund had TBAs during the six months ended September 30, 2023. The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund did not have TBA’s during the six months ended September 30, 2023.

Statements of Operations

The effect of TBA commitments on the Statements of Operations for the year ended September 30, 2023:

Osterweis Total Return Fund

Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
TBA	Realized and Unrealized Gain
Commitments	(Loss) on Investments	$(15,625)	$ —

E.
Mortgage Dollar Rolls. The Osterweis Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys)

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.

As of the most recent fiscal year/period end March 31, 2023, there were $272,123 of late-year losses for Emerging Opportunity Fund. There were no post-October losses for the Funds.

As of the most recent fiscal year/period end March 31, 2023, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Capital Loss Carryovers
	Short-Term	Long-Term
Osterweis Fund	$(1,370,325)	$—
Osterweis Strategic Income Fund	—	(417,013,678)
Osterweis Growth & Income Fund	—	—
Osterweis Emerging Opportunity Fund	(37,607,519)	(1,147,060)
Osterweis Total Return Fund	(3,835,209)	(2,070,161)
Osterweis Short Duration Credit Fund	(7,812,652)	(15,710,488)
Osterweis Sustainable Credit Fund	(108,873)	(162,003)

As of September 30, 2023, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of September 30, 2023, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Osterweis Fund and Osterweis Emerging Opportunity Fund normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Strategic Income

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

Fund and Osterweis Growth & Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Total Return Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund normally are declared and paid on a monthly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Oﬀsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. As of September 30, 2023, there were no derivative financial instruments that were subject to enforceable netting arrangements, collateral arrangements, or other similar agreements.

N.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on restricted cash is recorded in other income on the Statements of Operations.

O.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate- related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. The

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

Financial Accounting Standards Board (“FASB”) approved an (optional) 2-year extension, until December 31, 2024, for temporary relief of transitioning away from the LIBOR. LIBOR is set to expire June 30, 2023. Companies were initially provided temporary relief through December 31, 2022 to update contracts moving away from LIBOR.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

P.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Plans of Liquidation have been approved by the Board for the Osterweis Total Return Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund. The Funds will liquidate on December 15th, 2023. For further information, please refer to https://www.osterweis.com/.

Note 3 – Commitments and Other Related Party Transactions

The Advisers provide the Funds with investment management services under separate Investment Advisory Agreements (the “Advisory Agreements”). Under the Advisory Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by each Fund. As compensation for their services, the Advisers are entitled to a monthly fee. For the Osterweis Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75%. For the Osterweis Strategic Income Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $250 million, 0.75% of the average daily net assets from $250 million to $2.5 billion, and 0.65% of the average daily net assets greater than $2.5 billion. For the Osterweis Growth & Income Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.75%. For the Osterweis Emerging Opportunity Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $500 million, 0.85% of the average daily net assets from $500 million to $1 billion, and 0.75% of the average daily net assets greater than $1 billion. For the Osterweis Total Return Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.45% of the average daily net assets. For the Osterweis Short Duration Credit Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75% of the average daily net assets. For the Osterweis Sustainable Credit Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75% of the average daily net assets. The amount of investment advisory fees incurred by the Funds for the six months ended September 30, 2023 is disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (Expense Cap) for the Osterweis Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund by reducing all or a portion of their fees and reimbursing Fund expenses so that each Fund’s ratios of expenses to average net assets will not exceed 0.95%, 1.10%, 0.75%, 0.99%, and 0.99%, respectively. Each Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board review and approval. Any amount due from the Adviser is paid monthly to the Funds, if applicable. For the six months ended September 30, 2023, the Adviser recaptured $27,805 in fees in the Osterweis Fund. The Adviser waived $71,245 in fees in the Osterweis Emerging Opportunity Fund, $35,947 in the Osterweis Short Duration Credit Fund, and $53,332 in fees in the Osterweis Sustainable Credit Fund. As of September 30, 2023, the remaining cumulative amount the Adviser may be reimbursed is $289,348 for Osterweis Fund, $546,266 for Osterweis Emerging Opportunity Fund, $113,711 for Osterweis Short Duration Credit Fund, and $229,277 for Osterweis Sustainable Credit Fund.

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

The Adviser may recapture a portion of the above no later than the years as stated below:

	March 31, 2024	March 31, 2025	March 31, 2026	September 30, 2027	Total
Osterweis Fund	$208,125	$81,223	$—	$—	$289,348
Osterweis Emerging Opportunity Fund	$87,387	$164,768	$222,867	$71,245	$546,266
Osterweis Short Duration Credit Fund	$—	$—	$77,764	$35,947	$113,711
Osterweis Sustainable Credit Fund	$—	$—	$122,613	$53,332	$175,945

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2023, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended September 30, 2023, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 – Purchases and Sales of Securities

For the six months ended September 30, 2023, the cost of purchases and proceeds from sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Osterweis Fund	$16,910,499	$24,143,406
Osterweis Strategic Income Fund	343,243,798	364,346,062
Osterweis Growth & Income Fund	23,387,955	20,408,075
Osterweis Emerging Opportunity Fund	82,998,810	96,023,312
Osterweis Total Return Fund	119,477,029	101,204,308
Osterweis Short Duration Credit Fund	2,822,775	126,551,398
Osterweis Sustainable Credit Fund	458,328	3,950,357

For the six months ended September 30, 2023, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government securities included above were as follows:

	Purchases	Sales
Osterweis Total Return Fund	$51,973,649	$33,218,969

The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Emerging Opportunity Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund did not purchase or sell U.S. Government securities during the six months ended September 30, 2023.

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months ended September 30, 2023 and the year/period ended March 31, 2023, was as follows:

	Ordinary Income
	September 30, 2023
	(Estimated)	March 31, 2023
Osterweis Fund	$—	$11
Osterweis Strategic Income Fund	144,561,443	230,705,874
Osterweis Growth & Income Fund	2,328,532	3,015,079
Osterweis Emerging Opportunity Fund	—	—
Osterweis Total Return Fund	2,138,857	2,248,460
Osterweis Short Duration Credit Fund	3,234,836	11,910,126
Osterweis Sustainable Credit Fund	145,119	426,645

	Long-Term Capital Gains [1]
	September 30, 2023
	(Estimated)	March 31, 2023
Osterweis Fund	$—	$9,739,061
Osterweis Strategic Income Fund	—	—
Osterweis Growth & Income Fund	—	9,489,935
Osterweis Emerging Opportunity Fund	—	—
Osterweis Total Return Fund	—	—
Osterweis Short Duration Credit Fund	—	—
Osterweis Sustainable Credit Fund	—	—

1  Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The cost basis of investments for federal income tax purposes at most recent fiscal year/period end, March 31, 2023, was as follows:

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity
	Fund	Income Fund	Fund	Fund
Cost of investments	$97,633,850	$5,041,102,201	$127,885,492	$189,630,896
Gross tax unrealized appreciation	44,117,735	72,173,076	29,775,688	23,220,281
Gross tax unrealized depreciation	(2,159,838)	(467,045,514)	(5,639,344)	(11,323,428)
Net tax unrealized appreciation/depreciation	41,957,897	(394,872,438)	24,136,344	11,896,853
Undistributed ordinary income	521,022	11,834,410	197,156	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	521,022	11,834,410	197,156	—
Other accumulated gain/(loss)	(1,370,325)	(417,013,678)	—	(39,026,702)
Total distributable (accumulated) earnings (losses)	$41,108,594	$(800,051,706)	$24,333,500	$(27,129,849)

		Total Return	Short Duration	Sustainable
		Fund	Credit Fund	Credit Fund
Cost of investments		$141,594,914	$203,029,113	$5,498,050
Gross tax unrealized appreciation		989,614	241,835	53,828
Gross tax unrealized depreciation		(7,419,882)	(31,061,359)	(822,350)
Net tax unrealized appreciation/depreciation		(6,430,268)	(30,819,524)	(768,522)
Undistributed ordinary income		69,779	63,000	9,087
Undistributed long-term capital gain		—	—	—
Total distributable earnings		69,779	63,000	9,087
Other accumulated gain/(loss)		(5,905,370)	(23,523,140)	(270,876)
Total distributable (accumulated) earnings (losses)		$(12,265,859)	$(54,279,664)	$(1,030,311)

The tax difference between book basis and tax basis unrealized appreciation is attributable to wash sale deferrals.

Osterweis Funds | Notes to Financial Statements at September 30, 2023 (Unaudited) (Continued)

Note 6 – Investments in Affiliates

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. For the six months ended September 30, 2023, the Funds had the following transactions with affiliated companies:

Osterweis Strategic Income Fund

Affiliates

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
Convertible	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Preferred Stocks	2023	2023	sitions	sitions	(Loss)	Depreciation	2023	Income
Daseke, Inc.,
7.625%	490,000	$46,512,760	$—	$—	$—	$(6,060,320)	$40,452,440	$1,868,126

Osterweis Growth & Income Fund

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
Convertible	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Preferred Stocks	2023	2023	sitions	sitions	(Loss)	Depreciation	2023	Income
Daseke, Inc.,
7.625%	10,000	$949,240	$—	$—	$—	$(123,680)	$825,560	$38,126

Note 7 – Credit Facility

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the six months ended September 30, 2023, are as follows:

		Osterweis	Osterweis	Osterweis	Osterweis	Osterweis
		Strategic	Growth &	Emerging	Total	Short	Osterweis
Osterweis		Income	Income	Opportunity	Return	Duration	Sustainable
Fund		Fund	Fund	Fund	Fund	Credit Fund	Credit Fund
Maximum available
credit	$20,000,000	$300,000,000	$20,000,000	$15,000,000	$10,000,000	$15,000,000	$—
Largest amount
outstanding on
an individual day	—	—	—	—	—	—	—
Average balance
when in use	—	—	—	—	—	—	—
Credit facility outstanding
as of September 30, 2023	—	—	—	—	—	—	—
Average interest
rate when in use	—	—	—	—	—	—	—

Interest expenses for the six months ended September 30, 2023, are disclosed in the Statements of Operations, as applicable.

Note 8 – Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”)

Several of the Funds invest in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these.

Osterweis Funds | Expense Examples For the Six Months Ended September 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 – September 30, 2023).

Actual Expenses

The “Actual” line for each of the following tables provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	4/1/23	9/30/23	During the Period [1]
Osterweis Fund
Actual	$1,000.00	$1,015.30	$4.79
Hypothetical (5% annual return before expenses)	1,000.00	1,020.25	4.80

Strategic Income Fund
Actual	1,000.00	1,041.90	4.34
Hypothetical (5% annual return before expenses)	1,000.00	1,020.75	4.29

Growth & Income Fund
Actual	1,000.00	1,007.10	4.52
Hypothetical (5% annual return before expenses)	1,000.00	1,020.50	4.55

Emerging Opportunity Fund
Actual	1,000.00	1,005.50	5.52
Hypothetical (5% annual return before expenses)	1,000.00	1,019.50	5.55

Total Return Fund
Actual	1,000.00	969.60	3.25
Hypothetical (5% annual return before expenses)	1,000.00	1,021.70	3.34

Osterweis Funds | Expense Examples For the Six Months Ended September 30, 2023 (Unaudited)  (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	4/1/23	9/30/23	During the Period [1]
Short Duration Credit Fund
Actual	$1,000.00	$983.10	$4.76
Hypothetical (5% annual return before expenses)	1,000.00	1,020.20	4.85

Sustainable Credit Fund
Actual	1,000.00	989.00	4.92
Hypothetical (5% annual return before expenses)	1,000.00	1,020.05	5.00

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period. The annualized six-month expense ratios for the Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, Osterweis Short Duration Credit Fund, and Osterweis Sustainable Credit Fund were Duration Credit Fund, and the Osterweis Sustainable Credit Fund were 0.95%, 0.85%, 0.90%, 1.10%, 0.66%, 0.96%, and 0.99% (reflecting fee waivers and recoupments in effect), respectively, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Additional Information

Information About Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling toll-free at (866) 236-0050 or by accessing the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available upon request without charge by calling toll-free at (866) 236-0050 or by accessing the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.osterweis.com/literature. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (866) 236-0050.

Householding

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds’ transfer agent at (866) 236-0050 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Information About the Funds Trustees

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.osterweis.com.

Approval of Investment Advisory Agreements (Unaudited)

OSTERWEIS FUND
OSTERWEIS STRATEGIC INCOME FUND
OSTERWEIS GROWTH & INCOME FUND
OSTERWEIS EMERGING OPPORTUNITY FUND
OSTERWEIS TOTAL RETURN FUND
At a meeting held on August 17-18, 2023, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Osterweis Capital Management, Inc. for the Osterweis Fund and Osterweis Capital Management, LLC for each of the Osterweis Strategic Income Fund, the Osterweis Growth & Income Fund, the Osterweis Emerging Opportunity Fund and the Osterweis Total Return Fund (each a “Fund,” and together, the “Funds”). Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC are referred to individually as an “Adviser” and collectively as the “Advisers” or “Osterweis.” At this meeting and at a prior meeting held on June 26, 2023, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Advisers’ overall services provided to the Funds as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisers, including information regarding their compliance program, their chief compliance officer and the Advisers’ compliance record, as well as the Advisers’ cybersecurity program, business continuity plan and risk management process. The Board also considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisers to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisers’ risk management process. The Board concluded that the Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements, and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisers. In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisers’ similarly managed accounts, all for periods ended March 31, 2023. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Approval of Investment Advisory Agreements (Unaudited) (Continued)

For the Osterweis Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three- and ten-year periods and outperformed for the five-year period. The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed for the three-, five-, and ten-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board also considered the Fund’s outperformance compared to the Adviser’s core equity composite for the one-, three- and five-year periods and underperformed for the ten-year period.

For the Osterweis Strategic Income Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three- , five-, and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one- and three-year periods and underperformed for the five- and ten-year periods. The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Trustees noted that the Adviser does not replicate the Osterweis Strategic Income Fund’s investment style in separately managed accounts.

For the Osterweis Growth & Income Fund, the Board noted that the Fund had underperformed its Morningstar peer group average for the one-year period and outperformed for the three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one- and ten-year periods and performed for the three- and five-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period and outperformed for the three-, five-, and ten-year periods. The Board also considered the Fund’s outperformance compared to the Adviser’s growth & income composite for the one- and three-year periods and underperformance for the five- and ten-year periods, noting such differences were not significant.

For the Osterweis Emerging Opportunity Fund, the Board noted that the Fund had outperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, five- and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-, three- and five-, and ten-year periods. The Board also considered the Fund’s underperformance compared to the Adviser’s emerging growth composite for the one-, three-, five-, and ten-year periods, noting such differences were not significant.

For the Osterweis Total Return Fund, the Board noted that the Fund had outperformed its Morningstar peer group average for the one- and five-year periods and underperformed for the three-year period. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, and five-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-, three-, and five-year periods. The Trustees noted that the Adviser does not replicate the Osterweis Total Return Fund’s investment style in separately managed accounts.

3.
The costs of the services provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisers, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Osterweis Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.95% excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than its peer group average. The Board noted that the Fund’s advisory fee was above the average of its Cohort and below the median and the Fund’s net expense ratio was lower than the median of its Cohort and above the average. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Fund depending on the level of assets.

Approval of Investment Advisory Agreements (Unaudited) (Continued)

The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Strategic Income Fund, the Board noted that the Fund’s net expense ratio was lower than its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund and that the breakpoints were currently in effect. The Trustees noted that the Adviser does not replicate the Osterweis Strategic Income Fund’s investment style in separately managed accounts. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Growth & Income Fund, the Board noted that the Fund’s net expense ratio was higher than the average of its peer group median. The Board also noted that the Fund’s advisory fee and net expense ratio were higher than the Cohort median and average. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Growth & Income Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Emerging Opportunity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.10% (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund, although Fund assets had not yet grown to a point where the breakpoint has been reached. The Board noted that the fees charged to other similarly managed account clients were higher than or equal to those charged to the Osterweis Emerging Opportunity Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Total Return Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.75% (the “Expense Cap”) although the Fund is currently operating below that level. The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Trustees noted that the Adviser does not replicate the Osterweis Total Return Fund’s investment style in separately managed accounts. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisers that should be shared with shareholders. The Board noted that the Advisory Agreements for the Osterweis Strategic Income Fund and Osterweis Emerging Opportunity Fund contain breakpoints in the advisory fee. The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Osterweis Fund, Osterweis Emerging Opportunity Fund, and Osterweis Total Return Fund do not exceed their respective Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

Approval of Investment Advisory Agreements (Unaudited) (Continued)

5.
The profits to be realized by the Advisers and their affiliates from their relationship with the Funds. The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds. The Board considered the profitability to the Advisers from their relationship with the Funds and considered any additional material benefits derived by the Advisers from their relationship with the Funds, particularly benefits received in exchange for “soft dollars” paid to the Advisers. After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate financial resources to support the services they provide to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to the Trustees. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of each Fund and its shareholders.

Statement Regarding Liquidity Risk Management Program (Unaudited)

The Funds have adopted a liquidity risk management program (the “program”). The Board has designated the Adviser to serve as the administrator of the program. Personnel of the Adviser conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Adviser.

Under the program, the Adviser manages the Funds’ liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of each Funds’ investments, limiting the amount of the Funds’ illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. The Adviser’s process of determining the degree of liquidity of the Funds’ investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Adviser regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the Adviser provided its assessment that the program had been effective in managing the Funds’ liquidity risk.

Osterweis Funds | Privacy Notice (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisers
OSTERWEIS CAPITAL MANAGEMENT, INC.
OSTERWEIS CAPITAL MANAGEMENT, LLC
One Maritime Plaza, Suite 800
San Francisco, CA 94111

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Fund Information

Fund	Symbol	CUSIP
Osterweis Fund	OSTFX	742935406
Osterweis Strategic Income Fund	OSTIX	742935489
Osterweis Growth & Income Fund	OSTVX	74316J771
Osterweis Emerging Opportunity Fund	OSTGX	74316P744
Osterweis Total Return Fund	OSTRX	74316P736
Osterweis Short Duration Credit Fund	ZEOIX	74316P694
Osterweis Sustainable Credit Fund	ZSRIX	74316P686

OWRPSEMI – 0923

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)       /s/Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    December 8, 2023

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    December 8, 2023

* Print the name and title of each signing officer under his or her signature.